UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Dynamic Funds

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Dow 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 71.9%
Industrials - 15.4%
Caterpillar, Inc.	26,500	$2,822,780
3M Co.	26,500	2,364,065
United Technologies Corp.	26,500	2,197,910
Boeing Co.	26,500	1,970,805
General Electric Co.	26,500	531,855

Total Industrials		9,887,415

Information Technology - 12.9%
International Business Machines Corp.	26,500	5,529,225
Microsoft Corp.	26,500	854,625
Intel Corp.	26,501	744,943
Hewlett-Packard Co.	26,500	631,495
Cisco Systems, Inc.	26,500	560,475

Total Information Technology		8,320,763

Consumer Staples - 9.9%
Coca-Cola Co.	26,500	1,961,265
Procter & Gamble Co.	26,500	1,781,065
Wal-Mart Stores, Inc.	26,500	1,621,800
Kraft Foods, Inc. – Class A	26,500	1,007,265

Total Consumer Staples		6,371,395

Energy - 8.0%
Chevron Corp.	26,500	2,841,860
Exxon Mobil Corp.	26,500	2,298,345

Total Energy		5,140,205

Consumer Discretionary - 7.9%
McDonald’s Corp.	26,500	2,599,650
Home Depot, Inc.	26,500	1,333,215
Walt Disney Co.	26,500	1,160,170

Total Consumer Discretionary		5,093,035

Financials - 7.1%
Travelers Companies, Inc.	26,500	1,568,800
American Express Co.	26,500	1,533,290
JPMorgan Chase & Co.	26,500	1,218,470
Bank of America Corp.	26,500	253,605

Total Financials		4,574,165

Health Care - 5.2%
Johnson & Johnson	26,500	1,747,940
Merck & Company, Inc.	26,500	1,017,600
Pfizer, Inc.	26,500	600,490

Total Health Care		3,366,030

Telecommunication Services - 2.9%
Verizon Communications, Inc.	26,500	1,013,095
AT&T, Inc.	26,500	827,595

Total Telecommunication Services		1,840,690

Materials - 2.6%
EI du Pont de Nemours & Co.	26,500	1,401,850
Alcoa, Inc.	26,506	265,590

Total Materials		1,667,440

Total Common Stocks (Cost $45,991,647)		46,261,138

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 42.5%
Mizuho Financial Group, Inc. issued 03/30/12 at 0.01% due 04/02/12	$25,672,396	$25,672,396
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[2]	1,646,528	1,646,528

Total Repurchase Agreements (Cost $27,318,924)		27,318,924

Total Investments - 114.4% (Cost $73,310,571)		$73,580,062

Other Assets & Liabilities, net - (14.4)%		(9,261,029)

Total Net Assets - 100.0%		$64,319,033

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2012 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $28,384,560)	432	$464,649

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/30/12 [3] (Notional Value $37,225,816)	2,818	$138,587
Credit Suisse Capital, LLC April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/30/12 [3] (Notional Value $12,206,291)	924	38,734
Morgan Stanley Capital Services, Inc. April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/30/12 [3] (Notional Value $1,875,872)	142	2,231
Goldman Sachs International April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/27/12 [3] (Notional Value $2,943,921)	223	(5,774)

(Total Notional Value $54,251,900)		$173,778

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
[1]	Repurchase Agreements – See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse Dow 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 142.5%
Mizuho Financial Group, Inc. issued 03/30/12 at 0.01% due 04/02/12	$24,455,042	$24,455,042
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[2]	498,599	498,599

Total Repurchase Agreements (Cost $24,953,641)		24,953,641

Total Investments - 142.5% (Cost $24,953,641)		$24,953,641

Other Assets & Liabilities, net - (42.5)%		(7,437,039)

Total Net Assets - 100.0%		$17,516,602

	Contracts	Unrealized Gain
FUTURES CONTRACTS SOLD SHORT†
June 2012 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,511,215)	23	$3,242

	Units	Unrealized Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/27/12 [3] (Notional Value $886,137)	67	$1,708
Morgan Stanley Capital Services, Inc. April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/30/12 [3] (Notional Value $2,917,330)	221	(3,631)
Credit Suisse Capital, LLC April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/30/12 [3] (Notional Value $6,170,050)	467	(9,930)
Barclays Bank plc April 2012 Dow Jones Industrial Average Index Swap, Terminating 04/30/12 [3] (Notional Value $23,623,638)	1,788	(118,127)

(Total Notional Value $33,597,155)		$(129,980)

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
[1]	Repurchase Agreements – See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse NASDAQ-100® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 45.0%
Federal Home Loan Bank[1] 0.09% due 05/01/12	$15,000,000	$14,999,640

Total Federal Agency Discount Notes (Cost $14,998,837)		14,999,640

REPURCHASE AGREEMENTS††,2 - 49.1%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[3]	$11,951,395	11,951,396
Mizuho Financial Group, Inc. issued 03/30/12 at 0.01% due 04/02/12	4,439,303	4,439,303

Total Repurchase Agreements (Cost $16,390,699)		16,390,699

Total Investments - 94.1% (Cost $31,389,536)		$31,390,339

Other Assets & Liabilities, net - 5.9%		1,977,037

Total Net Assets - 100.0%		$33,367,376

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS SOLD SHORT†
June 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $3,520,960)	64	$(7,667)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12[4] (Notional Value $48,514,731)	17,608	$118,943
Morgan Stanley Capital Services, Inc. April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12[4] (Notional Value $4,416,006)	1,603	43,011
Goldman Sachs International April 2012 NASDAQ-100 Index Swap, Terminating 04/27/12[4] (Notional Value $2,937,085)	1,066	24,290
Barclays Bank plc April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12[4] (Notional Value $7,102,834)	2,578	17,562

(Total Notional Value $62,970,656)		$203,806

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Repurchase Agreements – See Note 3.
[3]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 41.1%
Mizuho Financial Group, Inc. issued 03/30/12 at 0.01% due 04/02/12	$13,860,914	$13,860,914
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[2]	4,520,740	4,520,740

Total Repurchase Agreements (Cost $18,381,654)		18,381,654

Total Investments - 41.1% (Cost $18,381,654)		$18,381,654

Other Assets & Liabilities, net - 58.9%		26,385,866

Total Net Assets - 100.0%		$44,767,520

	Contracts	Unrealized Gain
FUTURES CONTRACTS SOLD SHORT†
June 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $8,600,800)	104	$76,308

	Units	Unrealized Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC April 2012 Russell 2000 Index Swap, Terminating 04/30/12 [3] (Notional Value $74,672,772)	89,935	$50,730
Morgan Stanley Capital Services, Inc. April 2012 Russell 2000 Index Swap, Terminating 04/30/12 [3] (Notional Value $3,953,803)	4,762	43,884
Goldman Sachs International April 2012 Russell 2000 Index Swap, Terminating 04/26/12 [3] (Notional Value $1,769,769)	2,132	31,007
Barclays Bank plc April 2012 Russell 2000 Index Swap, Terminating 04/30/12 [3] (Notional Value $531,072)	640	1,229

(Total Notional Value $80,927,416)		$126,850

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
[1]	Repurchase Agreements – See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse S&P 500 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 53.9%
Farmer Mac[1] 0.10% due 05/07/12	$25,000,000	$24,999,275
Freddie Mac[2] 0.08% due 04/02/12	15,000,000	15,000,000
Fannie Mae[2] 0.15% due 09/12/12	15,000,000	14,993,205

Total Federal Agency Discount Notes (Cost $54,987,217)		54,992,480

FEDERAL AGENCY NOTES†† - 14.7%
Federal Home Loan Bank[1] 0.13% due 05/15/12	15,000,000	14,999,640

Total Federal Agency Notes (Cost $14,999,021)		14,999,640

REPURCHASE AGREEMENTS††,3 - 30.4%
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[4]	$27,053,163	27,053,163
Mizuho Financial Group, Inc. issued 03/30/12 at 0.01% due 04/02/12	3,918,305	3,918,305

Total Repurchase Agreements (Cost $30,971,468)		30,971,468

Total Investments - 99.0% (Cost $100,957,706)		$100,963,588

Other Assets & Liabilities, net - 1.0%		1,069,542

Total Net Assets - 100.0%		$102,033,130

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS SOLD SHORT†
June 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $51,313,200)	732	$102,620

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. April 2012 S&P 500 Index Swap, Terminating 04/30/12 [5] (Notional Value $13,635,394)	9,681	$35,804
Goldman Sachs International April 2012 S&P 500 Index Swap, Terminating 04/27/12 [5] (Notional Value $13,241,731)	9,402	35,133
Barclays Bank plc April 2012 S&P 500 Index Swap, Terminating 04/30/12 [5] (Notional Value $7,474,901)	5,307	(27,492)
Credit Suisse Capital, LLC April 2012 S&P 500 Index Swap, Terminating 04/30/12 [5] (Notional Value $117,466,501)	83,400	(434,630)

(Total Notional Value $151,818,527)		$(391,185)

†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements – See Note 3.
[4]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

NASDAQ-100® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 78.1%
Information Technology - 53.6%
Apple, Inc.*	72,922	$43,714,551
Microsoft Corp.	656,219	21,163,062
Google, Inc. – Class A*	20,178	12,938,941
Oracle Corp.	393,061	11,461,659
Intel Corp.	390,724	10,983,251
QUALCOMM, Inc.	132,277	8,997,483
Cisco Systems, Inc.	421,216	8,908,718
eBay, Inc.*	100,651	3,713,015
Baidu, Inc. ADR*	21,206	3,091,199
Dell, Inc.*	140,497	2,332,250
Automatic Data Processing, Inc.	38,367	2,117,474
Cognizant Technology Solutions Corp. – Class A*	23,730	1,826,024
Broadcom Corp. – Class A*	38,476	1,512,107
Yahoo!, Inc.*	94,924	1,444,743
Intuit, Inc.	23,064	1,386,837
Adobe Systems, Inc.*	38,618	1,324,984
Applied Materials, Inc.	100,975	1,256,129
NetApp, Inc.*	28,046	1,255,620
Citrix Systems, Inc.*	14,513	1,145,221
Activision Blizzard, Inc.	87,816	1,125,801
Symantec Corp.*	57,048	1,066,798
CA, Inc.	37,981	1,046,756
Check Point Software Technologies Ltd.*	16,240	1,036,762
Altera Corp.	25,209	1,003,822
Seagate Technology plc	35,094	945,783
SanDisk Corp.*	18,961	940,276
Paychex, Inc.	28,349	878,536
F5 Networks, Inc.*	6,191	835,537
Fiserv, Inc.*	10,839	752,118
Autodesk, Inc.*	17,671	747,837
Xilinx, Inc.	20,473	745,831
Avago Technologies Ltd.	19,066	743,002
NVIDIA Corp.*	47,756	734,965
Marvell Technology Group Ltd.*	45,634	717,823
KLA-Tencor Corp.	13,045	709,909
Maxim Integrated Products, Inc.	22,823	652,510
Micron Technology, Inc.*	77,260	625,806
Nuance Communications, Inc.*	24,100	616,478
Linear Technology Corp.	17,908	603,500
Research In Motion Ltd.*	40,726	599,079
Microchip Technology, Inc.	15,020	558,744
BMC Software, Inc.*	12,844	515,815
Akamai Technologies, Inc.*	13,905	510,314
VeriSign, Inc.	12,477	478,368
Electronic Arts, Inc.*	25,922	427,195
Lam Research Corp.*	9,377	418,402
Flextronics International Ltd.*	53,731	388,475
Infosys Ltd. ADR	6,335	361,285

Total Information Technology		161,360,795

Consumer Discretionary - 11.8%
Amazon.com, Inc.*	35,595	7,208,343
Comcast Corp. – Class A	163,885	4,918,189
Starbucks Corp.	58,926	3,293,374
Priceline.com, Inc.*	3,893	2,793,228
DIRECTV – Class A*	52,889	2,609,543
News Corp. – Class A	131,040	2,580,178

	Shares	Value
COMMON STOCKS† - 78.1% (continued)
Consumer Discretionary - 11.8% (continued)
Bed Bath & Beyond, Inc.*	18,867	$1,240,883
Ross Stores, Inc.	17,881	1,038,886
Wynn Resorts Ltd.	7,860	981,557
O’Reilly Automotive, Inc.*	9,957	909,572
Mattel, Inc.	26,513	892,428
Dollar Tree, Inc.*	9,312	879,891
Staples, Inc.	54,284	878,315
Liberty Interactive Corp. – Class A*	42,693	815,009
Garmin Ltd.	15,225	714,814
Sirius XM Radio, Inc.*	293,688	678,419
Fossil, Inc.*	4,832	637,727
Sears Holdings Corp.*	8,313	550,736
Virgin Media, Inc.	21,821	545,089
Netflix, Inc.*	4,332	498,353
Apollo Group, Inc. – Class A*	9,847	380,488
Expedia, Inc.	9,448	315,941
Ctrip.com International Ltd. ADR*	11,546	249,855

Total Consumer Discretionary		35,610,818

Health Care - 8.2%
Amgen, Inc.	61,896	4,208,309
Gilead Sciences, Inc.*	59,229	2,893,337
Celgene Corp.*	34,318	2,660,331
Teva Pharmaceutical Industries Ltd. ADR	54,665	2,463,205
Biogen Idec, Inc.*	18,670	2,351,860
Express Scripts Holding Co.	37,913	2,054,126
Intuitive Surgical, Inc.*	3,076	1,666,423
Alexion Pharmaceuticals, Inc.*	14,548	1,350,927
Cerner Corp.*	13,274	1,010,948
Mylan, Inc.*	33,390	782,996
Perrigo Co.	7,298	753,956
Life Technologies Corp.*	13,943	680,697
Vertex Pharmaceuticals, Inc.*	16,450	674,615
Henry Schein, Inc.*	7,021	531,349
DENTSPLY International, Inc.	11,114	446,005
Warner Chilcott plc – Class A*	19,500	327,795

Total Health Care		24,856,879

Consumer Staples - 1.9%
Costco Wholesale Corp.	34,012	3,088,289
Whole Foods Market, Inc.	14,267	1,187,014
Monster Beverage Corp.*	13,630	846,287
Green Mountain Coffee Roasters, Inc.*	12,109	567,186

Total Consumer Staples		5,688,776

Industrials - 1.6%
PACCAR, Inc.	27,910	1,307,025
Fastenal Co.	23,096	1,249,494
CH Robinson Worldwide, Inc.	12,775	836,635
Expeditors International of Washington, Inc.	16,582	771,229
Stericycle, Inc.*	6,632	554,700
First Solar, Inc.*	6,760	169,338

Total Industrials		4,888,421

Telecommunication Services - 0.6%
Vodafone Group plc ADR	68,454	1,894,122

NASDAQ-100® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 78.1% (continued)
Materials - 0.4%
Sigma-Aldrich Corp.	9,447	$690,198
Randgold Resources Ltd. ADR	4,359	383,505

Total Materials		1,073,703

Total Common Stocks (Cost $159,513,136)		235,373,514

	Face Amount
REPURCHASE AGREEMENTS††,1 - 18.0%
Mizuho Financial Group, Inc. issued 03/30/12 at 0.01% due 04/02/12	$45,190,696	45,190,696
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[2]	8,893,644	8,893,644

Total Repurchase Agreements (Cost $54,084,340)		54,084,340

Total Investments - 96.1% (Cost $213,597,476)		$289,457,854

Other Assets & Liabilities, net - 3.9%		11,846,618

Total Net Assets - 100.0%		$301,304,472

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2012 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $95,616,070)	1,738	$1,617,216

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12 [3] (Notional Value $40,398,364)	14,662	$(99,044)
Goldman Sachs International April 2012 NASDAQ-100 Index Swap, Terminating 04/27/12 [3] (Notional Value $13,132,100)	4,766	(108,811)
Morgan Stanley Capital Services, Inc. April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12 [3] (Notional Value $40,113,967)	14,559	(392,673)
Barclays Bank plc April 2012 NASDAQ-100 Index Swap, Terminating 04/30/12 [3] (Notional Value $178,979,001)	64,959	(444,027)

(Total Notional Value $272,623,432)		$(1,044,555)

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
[1]	Repurchase Agreements – See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt
plc	Public Limited Company

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9%
Financials - 4.3%
Kilroy Realty Corp.	365	$17,012
American Campus Communities, Inc.	361	16,143
BioMed Realty Trust, Inc.	818	15,526
Signature Bank*	246	15,509
Home Properties, Inc.	254	15,496
National Retail Properties, Inc.	554	15,062
CBL & Associates Properties, Inc.	784	14,833
Hancock Holding Co.	408	14,489
ProAssurance Corp.	163	14,362
SVB Financial Group*	223	14,349
Extra Space Storage, Inc.	493	14,194
MFA Financial, Inc.	1,893	14,140
Tanger Factory Outlet Centers	459	13,646
Post Properties, Inc.	282	13,215
Mid-America Apartment Communities, Inc.	193	12,937
LaSalle Hotel Properties	451	12,691
Highwoods Properties, Inc.	380	12,662
Equity Lifestyle Properties, Inc.	173	12,065
Delphi Financial Group, Inc. – Class A	260	11,641
Prosperity Bancshares, Inc.	251	11,496
Entertainment Properties Trust	247	11,456
Omega Healthcare Investors, Inc.	534	11,353
Two Harbors Investment Corp.	1,109	11,244
Hatteras Financial Corp.	401	11,187
Alterra Capital Holdings Ltd.	479	11,007
Invesco Mortgage Capital, Inc.	610	10,766
Stifel Financial Corp.*	280	10,594
Starwood Property Trust, Inc.	495	10,405
Washington Real Estate Investment Trust	345	10,247
FirstMerit Corp.	576	9,711
Colonial Properties Trust	444	9,648
Susquehanna Bancshares, Inc.	969	9,574
Enstar Group Ltd.*	96	9,503
Greenlight Capital Re Ltd. – Class A*	379	9,335
First American Financial Corp.	554	9,213
CNO Financial Group, Inc.*	1,176	9,149
DiamondRock Hospitality Co.	889	9,148
Healthcare Realty Trust, Inc.	415	9,130
FNB Corp.	716	8,649
Webster Financial Corp.	380	8,615
Iberiabank Corp.	157	8,395
Trustmark Corp.	335	8,368
Umpqua Holdings Corp.	604	8,190
Ezcorp, Inc. – Class A*	248	8,049
Ocwen Financial Corp.*	509	7,956
UMB Financial Corp.	173	7,739
CYS Investments, Inc.	591	7,736
CubeSmart	649	7,723
DCT Industrial Trust, Inc.	1,305	7,699
DuPont Fabros Technology, Inc.	312	7,628
United Bankshares, Inc.	262	7,561
Apollo Investment Corp.	1,037	7,436
EastGroup Properties, Inc.	148	7,433

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Financials - 4.3% (continued)
Westamerica Bancorporation	153	$7,344
Cash America International, Inc.	153	7,333
Cathay General Bancorp	413	7,310
First Cash Financial Services, Inc.*	168	7,206
Platinum Underwriters Holdings Ltd.	197	7,191
Sovran Self Storage, Inc.	143	7,126
Texas Capital Bancshares, Inc.*	200	6,924
Knight Capital Group, Inc. – Class A*	533	6,860
Wintrust Financial Corp.	190	6,800
BancorpSouth, Inc.	502	6,762
Portfolio Recovery Associates, Inc.*	94	6,741
Potlatch Corp.	213	6,675
RLI Corp.	93	6,663
Medical Properties Trust, Inc.	713	6,617
Old National Bancorp	499	6,557
Northwest Bancshares, Inc.	513	6,515
Montpelier Re Holdings Ltd.	331	6,395
National Health Investors, Inc.	130	6,341
Prospect Capital Corp.	576	6,324
Glimcher Realty Trust	614	6,275
PS Business Parks, Inc.	95	6,226
Sunstone Hotel Investors, Inc.*	629	6,126
Cardtronics, Inc.*	233	6,116
Strategic Hotels & Resorts, Inc.*	928	6,106
MB Financial, Inc.	288	6,045
Pebblebrook Hotel Trust	267	6,029
Community Bank System, Inc.	209	6,015
First Financial Bankshares, Inc.	168	5,915
International Bancshares Corp.	278	5,880
Sun Communities, Inc.	135	5,850
Equity One, Inc.	289	5,844
National Penn Bancshares, Inc.	658	5,823
Capstead Mortgage Corp.	443	5,808
Lexington Realty Trust	636	5,718
Glacier Bancorp, Inc.	382	5,707
First Industrial Realty Trust, Inc.*	457	5,644
CVB Financial Corp.	473	5,553
MarketAxess Holdings, Inc.	148	5,518
First Financial Bancorp	313	5,415
Education Realty Trust, Inc.	488	5,290
LTC Properties, Inc.	165	5,280
Acadia Realty Trust	229	5,162
Alexander’s, Inc.	13	5,120
Selective Insurance Group, Inc.	288	5,072
ARMOUR Residential REIT, Inc.	743	5,015
MGIC Investment Corp.*	995	4,935
PrivateBancorp, Inc.	317	4,809
Bank of the Ozarks, Inc.	151	4,720
First Midwest Bancorp, Inc.	394	4,720
World Acceptance Corp.*	77	4,716
Anworth Mortgage Asset Corp.	715	4,705
Columbia Banking System, Inc.	205	4,670
Redwood Trust, Inc.	413	4,626
PHH Corp.*	298	4,610

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Financials - 4.3% (continued)
Provident Financial Services, Inc.	316	$4,591
Government Properties Income Trust	190	4,581
Astoria Financial Corp.	464	4,575
Pennsylvania Real Estate Investment Trust	295	4,505
Financial Engines, Inc.*	200	4,472
Park National Corp.	64	4,427
BBCN Bancorp, Inc.*	391	4,352
Tower Group, Inc.	193	4,329
Solar Capital Ltd.	196	4,326
DFC Global Corp.*	228	4,302
Fifth Street Finance Corp.	436	4,255
Argo Group International Holdings Ltd.	142	4,242
Primerica, Inc.	163	4,109
Symetra Financial Corp.	356	4,105
Boston Private Financial Holdings, Inc.	410	4,063
Hersha Hospitality Trust – Class A	742	4,051
PacWest Bancorp	165	4,010
NBT Bancorp, Inc.	180	3,974
American Equity Investment Life Holding Co.	311	3,971
Franklin Street Properties Corp.	373	3,954
BlackRock Kelso Capital Corp.	388	3,810
Harleysville Group, Inc.	66	3,808
Horace Mann Educators Corp.	216	3,806
American Assets Trust, Inc.	166	3,785
Investors Bancorp, Inc.*	248	3,725
Cousins Properties, Inc.	488	3,699
Inland Real Estate Corp.	410	3,637
Oritani Financial Corp.	243	3,567
Associated Estates Realty Corp.	216	3,529
Newcastle Investment Corp.	559	3,511
Chemical Financial Corp.	148	3,469
Credit Acceptance Corp.*	34	3,434
Nelnet, Inc. – Class A	132	3,420
Amtrust Financial Services, Inc.	127	3,414
Brookline Bancorp, Inc.	363	3,401
First Commonwealth Financial Corp.	553	3,384
Independent Bank Corp.	117	3,361
Infinity Property & Casualty Corp.	63	3,297
Employers Holdings, Inc.	185	3,276
Investors Real Estate Trust	426	3,276
S&T Bancorp, Inc.	151	3,275
Pinnacle Financial Partners, Inc.*	178	3,266
National Financial Partners Corp.*	215	3,255
Home Bancshares, Inc.	122	3,246
KBW, Inc.	175	3,238
Evercore Partners, Inc. – Class A	111	3,227
First Potomac Realty Trust	265	3,204
Sabra Health Care REIT, Inc.	192	3,156
Retail Opportunity Investments Corp.	262	3,154
Compass Diversified Holdings	213	3,151

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Financials - 4.3% (continued)
CreXus Investment Corp.	303	$3,133
iStar Financial, Inc.*	430	3,118
Chesapeake Lodging Trust	173	3,109
Western Alliance Bancorporation*	367	3,108
Advance America Cash Advance Centers, Inc.	295	3,095
Cohen & Steers, Inc.	97	3,094
Banco Latinoamericano de Comercio Exterior S.A. – Class E	146	3,082
Radian Group, Inc.	704	3,062
Virtus Investment Partners, Inc.*	35	3,002
Walter Investment Management Corp.	133	2,999
PennantPark Investment Corp.	287	2,985
BGC Partners, Inc. – Class A	399	2,949
Bankrate, Inc.*	118	2,921
Main Street Capital Corp.	118	2,906
Hercules Technology Growth Capital, Inc.	261	2,892
PICO Holdings, Inc.*	123	2,884
Sterling Financial Corp.*	138	2,881
Colony Financial, Inc.	175	2,867
Triangle Capital Corp.	145	2,864
State Bank Financial Corp.*	163	2,854
Trustco Bank Corp.	498	2,844
Forestar Group, Inc.*	183	2,816
Navigators Group, Inc.*	59	2,787
ViewPoint Financial Group	181	2,784
NorthStar Realty Finance Corp.	513	2,775
Dynex Capital, Inc.	290	2,770
Safety Insurance Group, Inc.	66	2,748
PennyMac Mortgage Investment Trust	146	2,726
RLJ Lodging Trust	146	2,720
City Holding Co.	77	2,673
Investment Technology Group, Inc.*	222	2,655
Meadowbrook Insurance Group, Inc.	283	2,640
Oriental Financial Group, Inc.	218	2,638
Ramco-Gershenson Properties Trust	205	2,505
Berkshire Hills Bancorp, Inc.	109	2,498
Ashford Hospitality Trust, Inc.	276	2,487
WesBanco, Inc.	123	2,477
HFF, Inc. – Class A*	150	2,470
Duff & Phelps Corp. – Class A	158	2,455
Coresite Realty Corp.	104	2,453
Urstadt Biddle Properties, Inc. – Class A	123	2,428
Maiden Holdings Ltd.	266	2,394
Community Trust Bancorp, Inc.	74	2,373
FelCor Lodging Trust, Inc.*	659	2,372
Dime Community Bancshares, Inc.	162	2,367
SCBT Financial Corp.	72	2,355

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Financials - 4.3% (continued)
Simmons First National Corp. – Class A	91	$2,351
Sandy Spring Bancorp, Inc.	128	2,326
AMERISAFE, Inc.*	93	2,301
Universal Health Realty Income Trust	58	2,299
Tejon Ranch Co.*	79	2,262
Flagstone Reinsurance Holdings S.A.	282	2,219
Resource Capital Corp.	408	2,199
United Community Banks, Inc.*	224	2,184
Getty Realty Corp.	140	2,181
Flushing Financial Corp.	162	2,181
FBL Financial Group, Inc. – Class A	64	2,157
Piper Jaffray Cos.*	80	2,130
Renasant Corp.	130	2,116
Lakeland Financial Corp.	81	2,108
United Fire Group, Inc.	117	2,093
Monmouth Real Estate Investment Corp. – Class A	210	2,045
First Busey Corp.	407	2,011
Excel Trust, Inc.	163	1,969
Southside Bancshares, Inc.	89	1,967
Citizens, Inc.*	199	1,966
Epoch Holding Corp.	82	1,958
Banner Corp.	88	1,939
Kennedy-Wilson Holdings, Inc.	143	1,931
Encore Capital Group, Inc.*	85	1,917
1st Source Corp.	78	1,909
Campus Crest Communities, Inc.	163	1,901
West Coast Bancorp*	100	1,892
Safeguard Scientifics, Inc.*	110	1,892
Washington Trust Bancorp, Inc.	78	1,883
Rockville Financial, Inc.	161	1,876
OneBeacon Insurance Group Ltd. – Class A	120	1,849
First Financial Corp.	57	1,810
ICG Group, Inc.*	200	1,790
TowneBank	130	1,754
Hudson Pacific Properties, Inc.	115	1,740
GAMCO Investors, Inc. – Class A	35	1,736
MCG Capital Corp.	407	1,730
Cardinal Financial Corp.	153	1,729
Hilltop Holdings, Inc.*	206	1,728
Winthrop Realty Trust	148	1,715
eHealth, Inc.*	105	1,713
TICC Capital Corp.	173	1,685
Provident New York Bancorp	199	1,684
Ameris Bancorp*	128	1,682
MVC Capital, Inc.	128	1,681
Hanmi Financial Corp.*	166	1,680
Apollo Commercial Real Estate Finance, Inc.	107	1,675
First Merchants Corp.	132	1,629
NewStar Financial, Inc.*	146	1,624
Sterling Bancorp	168	1,611
Capital Southwest Corp.	17	1,607

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Financials - 4.3% (continued)
Wilshire Bancorp, Inc.*	327	$1,579
Beneficial Mutual Bancorp, Inc.*	180	1,573
Tompkins Financial Corp.	39	1,562
INTL FCStone, Inc.*	74	1,561
Bancorp, Inc.*	153	1,536
Saul Centers, Inc.	38	1,534
Kite Realty Group Trust	291	1,534
Cedar Realty Trust, Inc.	298	1,526
Phoenix Companies, Inc.*	618	1,514
SY Bancorp, Inc.	64	1,485
WSFS Financial Corp.	36	1,476
Eagle Bancorp, Inc.*	88	1,473
Union First Market Bankshares Corp.	105	1,470
CapLease, Inc.	364	1,467
Bancfirst Corp.	33	1,437
StellarOne Corp.	120	1,424
Stewart Information Services Corp.	100	1,421
GFI Group, Inc.	376	1,414
Univest Corporation of Pennsylvania	84	1,410
Camden National Corp.	40	1,406
Global Indemnity plc – Class A*	71	1,384
United Financial Bancorp, Inc.	87	1,376
Bryn Mawr Bank Corp.	61	1,369
National Western Life Insurance Co. – Class A	10	1,369
Arrow Financial Corp.	56	1,366
Republic Bancorp, Inc. – Class A	56	1,340
Northfield Bancorp, Inc.	94	1,337
Agree Realty Corp.	58	1,310
Hudson Valley Holding Corp.	81	1,307
Great Southern Bancorp, Inc.	54	1,296
Trico Bancshares	74	1,289
Calamos Asset Management, Inc. – Class A	98	1,285
Centerstate Banks, Inc.	157	1,281
Westwood Holdings Group, Inc.	33	1,278
Citizens & Northern Corp.	63	1,260
Presidential Life Corp.	110	1,257
CoBiz Financial, Inc.	177	1,251
German American Bancorp, Inc.	64	1,244
MainSource Financial Group, Inc.	103	1,241
Farmer Mac – Class C	54	1,226
First Connecticut Bancorp, Inc.	92	1,213
Parkway Properties, Inc.	115	1,205
OmniAmerican Bancorp, Inc.*	62	1,200
First Interstate Bancsystem, Inc. – Class A	81	1,184
Westfield Financial, Inc.	148	1,171
Heritage Financial Corp.	85	1,156
State Auto Financial Corp.	79	1,154
Territorial Bancorp, Inc.	55	1,145
Heartland Financial USA, Inc.	66	1,144
Lakeland Bancorp, Inc.	116	1,138
STAG Industrial, Inc.	81	1,131
FXCM, Inc. – Class A	87	1,130

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Financials - 4.3% (continued)
Taylor Capital Group, Inc.*	78	$1,119
Financial Institutions, Inc.	69	1,116
First Community Bancshares, Inc.	83	1,109
Summit Hotel Properties, Inc.	146	1,107
Bank of Marin Bancorp	29	1,102
Virginia Commerce Bancorp, Inc.*	123	1,080
RAIT Financial Trust	215	1,069
OceanFirst Financial Corp.	75	1,068
Washington Banking Co.	77	1,063
National Bankshares, Inc.	35	1,054
Netspend Holdings, Inc.*	135	1,048
One Liberty Properties, Inc.	57	1,043
Doral Financial Corp.*	674	1,038
Central Pacific Financial Corp.*	80	1,036
First of Long Island Corp.	39	1,034
Terreno Realty Corp.	72	1,030
CNB Financial Corp.	61	1,019
Ladenburg Thalmann Financial Services, Inc.*	566	1,007
SeaBright Holdings, Inc.	110	1,000
Manning & Napier, Inc. – Class A*	68	1,000
Ames National Corp.	42	1,000
Enterprise Financial Services Corp.	85	998
Bank Mutual Corp.	247	998
Franklin Financial Corp.*	74	994
Cogdell Spencer, Inc.	234	992
Baldwin & Lyons, Inc. – Class B	44	985
ESB Financial Corp.	68	981
Southwest Bancorp, Inc.*	106	977
Fox Chase Bancorp, Inc.	75	975
Gladstone Commercial Corp.	56	964
Pacific Continental Corp.	102	961
Diamond Hill Investment Group, Inc.	13	957
Cowen Group, Inc. – Class A*	352	954
Flagstar Bancorp, Inc.*	1,034	951
AG Mortgage Investment Trust, Inc.	48	948
National Interstate Corp.	37	946
American Safety Insurance Holdings Ltd.*	50	943
Chatham Lodging Trust	74	939
BofI Holding, Inc.*	54	922
Encore Bancshares, Inc.*	45	917
Golub Capital BDC, Inc.	60	916
First Financial Holdings, Inc.	83	913
First Defiance Financial Corp.	54	910
Mission West Properties, Inc.	92	907
Medallion Financial Corp.	81	904
First Marblehead Corp.*	740	903
Apollo Residential Mortgage, Inc.	49	901
First Bancorp	82	896
Peoples Bancorp, Inc.	51	895
Gladstone Capital Corp.	109	884
1st United Bancorp, Inc.*	146	883
Home Federal Bancorp, Inc.	86	871
Gladstone Investment Corp.	115	871

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Financials - 4.3% (continued)
West Bancorporation, Inc.	87	$869
Oppenheimer Holdings, Inc. – Class A	50	868
Pacific Capital Bancorp North America*	19	867
Metro Bancorp, Inc.*	74	865
SWS Group, Inc.	150	858
Bank of Kentucky Financial Corp.	33	849
American Capital Mortgage Investment Corp.	38	827
Park Sterling Corp.*	172	826
Arlington Asset Investment Corp. – Class A	36	799
Consolidated-Tomoka Land Co.	26	774
NGP Capital Resources Co.	118	773
Artio Global Investors, Inc. – Class A	161	768
Sun Bancorp, Inc.*	215	759
First Bancorp, Inc.	51	756
Walker & Dunlop, Inc.*	60	756
BankFinancial Corp.	110	728
Alliance Financial Corp.	24	727
Kohlberg Capital Corp.	105	726
Kearny Financial Corp.	74	722
Heritage Commerce Corp.*	112	720
Edelman Financial Group, Inc.	108	714
Nicholas Financial, Inc.	54	712
Suffolk Bancorp*	54	701
First Pactrust Bancorp, Inc.	58	691
Crawford & Co. – Class B	140	686
THL Credit, Inc.	53	682
UMH Properties, Inc.	62	680
Seacoast Banking Corporation of Florida*	386	679
Merchants Bancshares, Inc.	24	676
Center Bancorp, Inc.	67	672
Harris & Harris Group, Inc.*	160	664
Sierra Bancorp	67	659
Penns Woods Bancorp, Inc.	16	654
Bridge Bancorp, Inc.	31	650
Marlin Business Services Corp.	43	648
Bridge Capital Holdings*	48	646
Solar Senior Capital Ltd.	40	644
Medley Capital Corp.	57	642
JMP Group, Inc.	83	613
Kansas City Life Insurance Co.	19	612
FBR & Company*	236	607
MPG Office Trust, Inc.*	255	597
Enterprise Bancorp, Inc.	34	559
Meridian Interstate Bancorp, Inc.*	42	551
New Mountain Finance Corp.	40	550
Donegal Group, Inc. – Class A	40	547
MidSouth Bancorp, Inc.	40	544
Gleacher & Company, Inc.*	386	525
AV Homes, Inc.*	42	512
ESSA Bancorp, Inc.	52	510
Cape Bancorp, Inc.*	62	495
Hallmark Financial Services*	60	473

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Financials - 4.3% (continued)
Whitestone REIT – Class B	36	$469
Independence Holding Co.	46	458
Clifton Savings Bancorp, Inc.	43	448
Capital City Bank Group, Inc.	59	440
Fidus Investment Corp.	30	420
EMC Insurance Group, Inc.	20	402
Universal Insurance Holdings, Inc.	101	393
Century Bancorp, Inc. – Class A	14	382
CIFC Corp.*	58	360
Roma Financial Corp.	36	352
Charter Financial Corp.	38	340
Orrstown Financial Services, Inc.	35	307
Pzena Investment Management, Inc. – Class A	47	275
Imperial Holdings, Inc.*	92	246
Fortegra Financial Corp.*	29	242
Cascade Bancorp*	32	182
Gain Capital Holdings, Inc.	35	176
Hampton Roads Bankshares, Inc.*	54	164
Capital Bank Corp.*	70	157
California First National Bancorp	10	153

Total Financials		1,481,002

Information Technology - 3.2%
Parametric Technology Corp.*	631	17,629
Jack Henry & Associates, Inc.	453	15,455
Concur Technologies, Inc.*	233	13,369
Wright Express Corp.*	203	13,141
QLIK Technologies, Inc.*	373	11,935
CommVault Systems, Inc.*	238	11,815
SolarWinds, Inc.*	304	11,750
Anixter International, Inc.*	150	10,879
Aruba Networks, Inc.*	478	10,649
ADTRAN, Inc.	340	10,604
Ultimate Software Group, Inc.*	138	10,113
Taleo Corp. – Class A*	216	9,921
Semtech Corp.*	348	9,904
Microsemi Corp.*	459	9,841
FEI Co.*	200	9,822
Finisar Corp.*	478	9,631
Plantronics, Inc.	234	9,420
Viasat, Inc.*	195	9,401
Aspen Technology, Inc.*	450	9,239
Hittite Microwave Corp.*	169	9,178
Cognex Corp.	216	9,150
CACI International, Inc. – Class A*	135	8,410
Fair Isaac Corp.	189	8,297
InterDigital, Inc.	238	8,297
ACI Worldwide, Inc.*	206	8,296
Cirrus Logic, Inc.*	348	8,282
MKS Instruments, Inc.	278	8,210
ValueClick, Inc.*	413	8,152
Cymer, Inc.*	163	8,150
Cavium, Inc.*	258	7,983
Blackbaud, Inc.	236	7,842
Progress Software Corp.*	328	7,747

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Information Technology - 3.2% (continued)
TiVo, Inc.*	637	$7,638
Mentor Graphics Corp.*	508	7,549
MAXIMUS, Inc.	185	7,524
Sourcefire, Inc.*	155	7,460
Arris Group, Inc.*	655	7,402
Littelfuse, Inc.	118	7,398
Convergys Corp.*	554	7,396
Universal Display Corp.*	202	7,379
Netgear, Inc.*	193	7,373
NetSuite, Inc.*	146	7,342
RF Micro Devices, Inc.*	1,460	7,271
Sapient Corp.	583	7,258
j2 Global, Inc.	247	7,083
Coherent, Inc.*	120	7,000
Quest Software, Inc.*	298	6,934
Plexus Corp.*	193	6,752
Entegris, Inc.*	714	6,669
DealerTrack Holdings, Inc.*	216	6,535
Synaptics, Inc.*	173	6,315
Acxiom Corp.*	428	6,283
Veeco Instruments, Inc.*	218	6,235
Higher One Holdings, Inc.*	413	6,174
OSI Systems, Inc.*	100	6,130
JDA Software Group, Inc.*	221	6,073
Omnivision Technologies, Inc.*	303	6,060
TriQuint Semiconductor, Inc.*	875	6,033
Take-Two Interactive Software, Inc.*	388	5,969
Heartland Payment Systems, Inc.	205	5,912
Tyler Technologies, Inc.*	153	5,877
Power Integrations, Inc.	153	5,679
Integrated Device Technology, Inc.*	787	5,627
Euronet Worldwide, Inc.*	268	5,599
Benchmark Electronics, Inc.*	322	5,309
Bottomline Technologies, Inc.*	190	5,309
VirnetX Holding Corp.*	220	5,265
MicroStrategy, Inc. – Class A*	37	5,180
Scansource, Inc.*	138	5,150
Manhattan Associates, Inc.*	107	5,086
Insight Enterprises, Inc.*	231	5,066
OpenTable, Inc.*	125	5,059
SYNNEX Corp.*	130	4,958
FARO Technologies, Inc.*	85	4,958
Loral Space & Communications, Inc.	62	4,935
Sanmina-SCI Corp.*	431	4,935
Emulex Corp.*	470	4,879
Cabot Microelectronics Corp.	125	4,860
Syntel, Inc.	86	4,816
Kulicke & Soffa Industries, Inc.*	382	4,748
LivePerson, Inc.*	283	4,746
Tessera Technologies, Inc.*	273	4,709
Constant Contact, Inc.*	156	4,647
Earthlink, Inc.	581	4,642
Liquidity Services, Inc.*	103	4,614
Volterra Semiconductor Corp.*	133	4,577
Unisys Corp.*	230	4,536

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Information Technology - 3.2% (continued)
Synchronoss Technologies, Inc.*	142	$4,533
BroadSoft, Inc.*	118	4,514
Infinera Corp.*	552	4,482
MTS Systems Corp.	83	4,406
Mantech International Corp. – Class A	127	4,376
Advent Software, Inc.*	169	4,326
Kenexa Corp.*	138	4,311
Brooks Automation, Inc.	346	4,266
Diodes, Inc.*	183	4,242
NIC, Inc.	343	4,161
Websense, Inc.*	196	4,134
Electronics for Imaging, Inc.*	248	4,122
Netscout Systems, Inc.*	200	4,068
Stratasys, Inc.*	110	4,017
Lattice Semiconductor Corp.*	624	4,012
Rofin-Sinar Technologies, Inc.*	152	4,008
Ultratech, Inc.*	134	3,883
Ancestry.com, Inc.*	169	3,843
ATMI, Inc.*	164	3,821
KIT Digital, Inc.*	527	3,794
Digital River, Inc.*	201	3,761
Limelight Networks, Inc.*	1,106	3,639
LogMeIn, Inc.*	103	3,629
comScore, Inc.*	167	3,572
Verint Systems, Inc.*	110	3,563
Newport Corp.*	195	3,455
Ebix, Inc.	149	3,451
Pegasystems, Inc.	90	3,434
Comtech Telecommunications Corp.	103	3,356
Harmonic, Inc.*	612	3,348
Rambus, Inc.*	519	3,348
Park Electrochemical Corp.	110	3,325
Rogers Corp.*	85	3,294
Sonus Networks, Inc.*	1,117	3,239
Spansion, Inc. – Class A*	265	3,228
TTM Technologies, Inc.*	280	3,217
RealPage, Inc.*	165	3,163
Amkor Technology, Inc.*	514	3,159
Ubiquiti Networks, Inc.*	99	3,131
SS&C Technologies Holdings, Inc.*	134	3,126
Quantum Corp.*	1,191	3,120
Monolithic Power Systems, Inc.*	157	3,088
Standard Microsystems Corp.*	118	3,053
TNS, Inc.*	139	3,020
Advanced Energy Industries, Inc.*	228	2,991
Aeroflex Holding Corp.*	264	2,941
Brightpoint, Inc.*	363	2,922
RealD, Inc.*	213	2,876
Monotype Imaging Holdings, Inc.*	191	2,846
CSG Systems International, Inc.*	185	2,801
Measurement Specialties, Inc.*	83	2,797
iGate Corp.*	166	2,782
DTS, Inc.*	92	2,780
Ceva, Inc.*	122	2,771
Micrel, Inc.	270	2,770
Forrester Research, Inc.	82	2,657

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Information Technology - 3.2% (continued)
InfoSpace, Inc.*	207	$2,652
Entropic Communications, Inc.*	454	2,647
Global Cash Access Holdings, Inc.*	339	2,644
Maxwell Technologies, Inc.*	144	2,640
Super Micro Computer, Inc.*	149	2,602
MoneyGram International, Inc.*	140	2,520
Ixia*	200	2,498
Silicon Image, Inc.*	418	2,458
Intermec, Inc.*	315	2,435
OCZ Technology Group, Inc.*	347	2,422
Dice Holdings, Inc.*	258	2,407
Xyratex Ltd.	150	2,387
Checkpoint Systems, Inc.*	210	2,369
Accelrys, Inc.*	296	2,362
Black Box Corp.	92	2,347
Applied Micro Circuits Corp.*	331	2,297
Interactive Intelligence Group, Inc.*	75	2,288
United Online, Inc.	466	2,279
Opnet Technologies, Inc.	77	2,233
ExlService Holdings, Inc.*	81	2,223
Kemet Corp.*	235	2,200
PROS Holdings, Inc.*	116	2,169
Web.com Group, Inc.*	150	2,165
TeleTech Holdings, Inc.*	134	2,157
Mercury Computer Systems, Inc.*	162	2,147
Photronics, Inc.*	316	2,101
Move, Inc.*	215	2,088
Cass Information Systems, Inc.	52	2,077
Internap Network Services Corp.*	280	2,055
Nanometrics, Inc.*	110	2,036
EPIQ Systems, Inc.	168	2,033
Fabrinet*	112	1,984
Electro Rent Corp.	103	1,896
CTS Corp.	180	1,894
Sycamore Networks, Inc.*	106	1,880
LTX-Credence Corp.*	259	1,862
Extreme Networks*	485	1,858
STEC, Inc.*	196	1,850
Rudolph Technologies, Inc.*	163	1,811
Oplink Communications, Inc.*	105	1,796
Methode Electronics, Inc.	193	1,791
Procera Networks, Inc.*	80	1,789
Electro Scientific Industries, Inc.	118	1,771
Globecomm Systems, Inc.*	122	1,767
Calix, Inc.*	200	1,706
IXYS Corp.*	128	1,690
Avid Technology, Inc.*	153	1,683
GSI Group, Inc.*	138	1,664
Zygo Corp.*	85	1,663
Power-One, Inc.*	363	1,652
Exar Corp.*	195	1,638
Keynote Systems, Inc.	82	1,620
Silicon Graphics International Corp.*	167	1,617
Daktronics, Inc.	180	1,600
Saba Software, Inc.*	161	1,579
Inphi Corp.*	111	1,574

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Information Technology - 3.2% (continued)
VASCO Data Security International, Inc.*	145	$1,565
LoopNet, Inc.*	83	1,559
QuinStreet, Inc.*	148	1,553
Anaren, Inc.*	84	1,541
Integrated Silicon Solution, Inc.*	138	1,540
Perficient, Inc.*	128	1,537
MIPS Technologies, Inc. – Class A*	279	1,518
Digital Generation, Inc.*	148	1,511
Stamps.com, Inc.*	54	1,506
Formfactor, Inc.*	269	1,501
Digi International, Inc.*	134	1,473
Kopin Corp.*	360	1,465
XO Group, Inc.*	155	1,455
Cohu, Inc.	127	1,444
ShoreTel, Inc.*	253	1,437
CIBER, Inc.*	338	1,433
Cray, Inc.*	192	1,405
Virtusa Corp.*	80	1,382
Cornerstone OnDemand, Inc.*	62	1,354
Envestnet, Inc.*	105	1,315
Symmetricom, Inc.*	226	1,304
Actuate Corp.*	206	1,294
NVE Corp.*	24	1,272
Callidus Software, Inc.*	162	1,265
Multi-Fineline Electronix, Inc.*	46	1,263
Imperva, Inc.*	32	1,253
ModusLink Global Solutions, Inc.*	228	1,231
Deltek, Inc.*	114	1,215
Glu Mobile, Inc.*	249	1,208
Vocus, Inc.*	91	1,206
Computer Task Group, Inc.*	78	1,195
Mindspeed Technologies, Inc.*	182	1,159
Active Network, Inc.*	66	1,111
AXT, Inc.*	174	1,105
SPS Commerce, Inc.*	40	1,075
Seachange International, Inc.*	138	1,074
RealNetworks, Inc.	107	1,064
American Software, Inc. – Class A	123	1,055
Pericom Semiconductor Corp.*	130	1,052
Oclaro, Inc.*	266	1,048
Intevac, Inc.*	123	1,046
PDF Solutions, Inc.*	123	1,037
Supertex, Inc.*	57	1,030
Openwave Systems, Inc.*	451	1,024
Zix Corp.*	347	1,010
SciQuest, Inc.*	66	1,006
Imation Corp.*	162	1,003
FSI International, Inc.*	203	993
Angie’s List, Inc.*	52	982
Vishay Precision Group, Inc.*	66	979
Axcelis Technologies, Inc.*	563	968
PLX Technology, Inc.*	240	965
Rubicon Technology, Inc.*	92	960
Convio, Inc.*	61	944

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Information Technology - 3.2% (continued)
DDi Corp.	77	$939
Lionbridge Technologies, Inc.*	326	939
Hackett Group, Inc.*	157	937
Tangoe, Inc.*	49	922
Bel Fuse, Inc. – Class B	52	919
IntraLinks Holdings, Inc.*	171	905
Echo Global Logistics, Inc.*	56	902
Richardson Electronics Ltd.	75	899
Aviat Networks, Inc.*	318	897
Digimarc Corp.*	32	894
InvenSense, Inc. – Class A*	49	887
LeCroy Corp.*	85	883
Ultra Clean Holdings*	117	882
Sigma Designs, Inc.*	169	875
Anadigics, Inc.*	355	841
Immersion Corp.*	152	830
Agilysys, Inc.*	92	827
Echelon Corp.*	185	820
DSP Group, Inc.*	123	819
KVH Industries, Inc.*	78	819
Wave Systems Corp. – Class A*	438	815
Guidance Software, Inc.*	73	807
ServiceSource International, Inc.*	52	805
support.com, Inc.*	255	803
Radisys Corp.*	103	762
Archipelago Learning, Inc.*	67	745
Alpha & Omega Semiconductor Ltd.*	75	722
TeleCommunication Systems, Inc. – Class A*	248	689
Zillow, Inc. – Class A*	19	676
MoSys, Inc.*	170	675
PRGX Global, Inc.*	104	654
Westell Technologies, Inc. – Class A*	278	648
X-Rite, Inc.*	138	627
Rosetta Stone, Inc.*	60	619
Responsys, Inc.*	51	610
ePlus, Inc.*	19	607
FalconStor Software, Inc.*	160	598
Travelzoo, Inc.*	26	598
TeleNav, Inc.*	85	597
Pulse Electronics Corp.	223	560
Emcore Corp.*	117	558
Novatel Wireless, Inc.*	165	553
Rimage Corp.	52	521
THQ, Inc.*	909	509
Ellie Mae, Inc.*	45	502
TechTarget, Inc.*	72	499
Marchex, Inc. – Class A	111	495
QAD, Inc. – Class A*	37	485
Communications Systems, Inc.	36	473
GSI Technology, Inc.*	110	466
SRS Labs, Inc.*	67	466
Carbonite, Inc.*	42	462
Numerex Corp. – Class A*	47	460
MaxLinear, Inc. – Class A*	82	457
Dot Hill Systems Corp.*	300	453

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Information Technology - 3.2% (continued)
Dynamics Research Corp.*	46	$443
PC Connection, Inc.	53	436
Smith Micro Software, Inc.*	185	431
Identive Group, Inc.*	200	418
Amtech Systems, Inc.*	47	392
Opnext, Inc.*	228	353
Powerwave Technologies, Inc.*	168	344
eMagin Corp.*	102	332
Demand Media, Inc.*	44	319
Intermolecular, Inc.*	49	304
Meru Networks, Inc.*	60	243
Microvision, Inc.*	86	235
NeoPhotonics Corp.*	48	227
Motricity, Inc.*	193	212
NCI, Inc. – Class A*	33	211
Viasystems Group, Inc.*	10	190
Quepasa Corp.*	40	178
Stream Global Services, Inc.*	48	158
Dialogic, Inc.*	80	70
FriendFinder Networks, Inc.*	32	44

Total Information Technology		1,073,012

Industrials - 2.9%
Clean Harbors, Inc.*	253	17,033
Acuity Brands, Inc.	226	14,200
United Rentals, Inc.*	328	14,068
Woodward, Inc.	327	14,006
Alaska Air Group, Inc.*	380	13,611
CLARCOR, Inc.	270	13,255
Hexcel Corp.*	521	12,510
Dollar Thrifty Automotive Group, Inc.*	153	12,380
Teledyne Technologies, Inc.*	196	12,359
Triumph Group, Inc.	195	12,219
Old Dominion Freight Line, Inc.*	248	11,822
Esterline Technologies Corp.*	165	11,791
Chart Industries, Inc.*	160	11,733
HEICO Corp.	221	11,401
Genesee & Wyoming, Inc. – Class A*	205	11,189
Watsco, Inc.	151	11,180
Robbins & Myers, Inc.	209	10,878
Actuant Corp. – Class A	368	10,668
Moog, Inc. – Class A*	245	10,508
EMCOR Group, Inc.	357	9,896
Middleby Corp.*	96	9,713
Acacia Research Corp.*	230	9,601
Belden, Inc.	248	9,402
CoStar Group, Inc.*	135	9,322
Mueller Industries, Inc.	202	9,181
Applied Industrial Technologies, Inc.	221	9,090
Curtiss-Wright Corp.	243	8,993
AO Smith Corp.	199	8,944
EnerSys*	252	8,732
Tetra Tech, Inc.*	331	8,725
Colfax Corp.*	237	8,352
FTI Consulting, Inc.*	218	8,179
Brady Corp. – Class A	249	8,055
RSC Holdings, Inc.*	356	8,042

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Industrials - 2.9% (continued)
Corporate Executive Board Co.	185	$7,957
Avis Budget Group, Inc.*	561	7,938
Barnes Group, Inc.	287	7,551
Advisory Board Co.*	85	7,533
Healthcare Services Group, Inc.	350	7,445
Rollins, Inc.	338	7,193
United Stationers, Inc.	227	7,043
Simpson Manufacturing Company, Inc.	216	6,966
HUB Group, Inc. – Class A*	193	6,953
Griffon Corp.	649	6,944
Atlas Air Worldwide Holdings, Inc.*	141	6,939
Herman Miller, Inc.	301	6,911
ABM Industries, Inc.	278	6,755
HNI Corp.	236	6,549
US Airways Group, Inc.*	861	6,535
USG Corp.*	378	6,502
Geo Group, Inc.*	342	6,502
Deluxe Corp.	275	6,440
II-VI, Inc.*	271	6,409
JetBlue Airways Corp.*	1,307	6,391
Beacon Roofing Supply, Inc.*	247	6,363
Watts Water Technologies, Inc. – Class A	155	6,316
Brink’s Co.	251	5,991
Raven Industries, Inc.	98	5,979
Granite Construction, Inc.	207	5,949
Franklin Electric Company, Inc.	120	5,888
Mine Safety Appliances Co.	140	5,751
Werner Enterprises, Inc.	228	5,668
Knight Transportation, Inc.	320	5,651
Forward Air Corp.	153	5,611
MasTec, Inc.*	305	5,517
GT Advanced Technologies, Inc.*	666	5,508
RBC Bearings, Inc.*	115	5,305
Titan International, Inc.	223	5,275
ESCO Technologies, Inc.	143	5,258
3D Systems Corp.*	221	5,202
Amerco, Inc.	48	5,064
Unifirst Corp.	79	4,862
Swift Transportation Co. – Class A*	421	4,858
Briggs & Stratton Corp.	270	4,841
Kaman Corp.	137	4,651
Huron Consulting Group, Inc.*	119	4,470
EnPro Industries, Inc.*	108	4,439
Dycom Industries, Inc.*	188	4,392
Blount International, Inc.*	262	4,370
Kaydon Corp.	170	4,337
Ceradyne, Inc.	133	4,330
Tennant Co.	98	4,312
McGrath Rentcorp	133	4,271
TAL International Group, Inc.	115	4,222
Knoll, Inc.	253	4,210
Lindsay Corp.	63	4,175
Korn*	248	4,153
Orbital Sciences Corp.*	313	4,116
Mobile Mini, Inc.*	193	4,076

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Industrials - 2.9% (continued)
Meritor, Inc.*	504	$4,067
Steelcase, Inc. – Class A	421	4,042
Allegiant Travel Co. – Class A*	74	4,033
Interface, Inc. – Class A	282	3,934
Heartland Express, Inc.	270	3,904
Interline Brands, Inc.*	179	3,868
Navigant Consulting, Inc.*	276	3,839
Cubic Corp.	81	3,830
AAR Corp.	209	3,814
Wabash National Corp.*	365	3,778
Astec Industries, Inc.*	103	3,757
TrueBlue, Inc.*	210	3,754
Insperity, Inc.	122	3,738
Rush Enterprises, Inc. – Class A*	173	3,671
Aegion Corp. – Class A*	205	3,655
ACCO Brands Corp.*	291	3,611
Exponent, Inc.*	74	3,590
AZZ, Inc.	69	3,563
Aircastle Ltd.	291	3,562
Quanex Building Products Corp.	202	3,561
Universal Forest Products, Inc.	101	3,482
On Assignment, Inc.*	193	3,372
Albany International Corp. – Class A	146	3,351
SYKES Enterprises, Inc.*	207	3,271
NACCO Industries, Inc. – Class A	28	3,258
G&K Services, Inc. – Class A	95	3,249
Team, Inc.*	104	3,219
Resources Connection, Inc.	228	3,203
Generac Holdings, Inc.*	129	3,167
SkyWest, Inc.	282	3,116
American Science & Engineering, Inc.	46	3,084
Trimas Corp.*	137	3,067
CIRCOR International, Inc.	87	2,894
GeoEye, Inc.*	120	2,888
H&E Equipment Services, Inc.*	152	2,876
Standex International Corp.	69	2,842
Altra Holdings, Inc.*	147	2,822
Encore Wire Corp.	93	2,765
Mueller Water Products, Inc. – Class A	824	2,744
Sun Hydraulics Corp.	103	2,694
Sauer-Danfoss, Inc.	57	2,679
Trex Company, Inc.*	83	2,663
Badger Meter, Inc.	77	2,617
ICF International, Inc.*	101	2,562
Cascade Corp.	51	2,556
American Superconductor Corp.*	612	2,521
DigitalGlobe, Inc.*	189	2,521
Arkansas Best Corp.	134	2,521
Tutor Perini Corp.*	161	2,508
Tredegar Corp.	128	2,508
John Bean Technologies Corp.	153	2,479
RailAmerica, Inc.*	115	2,468
Global Power Equipment Group, Inc.*	88	2,438
Titan Machinery, Inc.*	86	2,425

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Industrials - 2.9% (continued)
Gorman-Rupp Co.	83	$2,422
Gibraltar Industries, Inc.*	157	2,379
Layne Christensen Co.*	106	2,359
Kelly Services, Inc. – Class A	143	2,287
Kforce, Inc.*	153	2,280
Aerovironment, Inc.*	85	2,279
Great Lakes Dredge & Dock Corp.	313	2,260
Primoris Services Corp.	140	2,248
GenCorp, Inc.*	313	2,222
Comfort Systems USA, Inc.	202	2,204
Ennis, Inc.	137	2,166
Pendrell Corp.*	801	2,091
DXP Enterprises, Inc.*	48	2,088
AAON, Inc.	102	2,059
EnergySolutions, Inc.*	420	2,058
Consolidated Graphics, Inc.*	45	2,036
US Ecology, Inc.	93	2,022
Heidrick & Struggles International, Inc.	91	2,005
Viad Corp.	103	2,001
Textainer Group Holdings Ltd.	59	2,000
Greenbrier Companies, Inc.*	101	1,999
Mistras Group, Inc.*	81	1,929
Apogee Enterprises, Inc.	148	1,917
Commercial Vehicle Group, Inc.*	156	1,905
Marten Transport Ltd.	86	1,898
Quad Graphics Inc.	134	1,863
MYR Group, Inc.*	104	1,857
Accuride Corp.*	210	1,825
Federal Signal Corp.*	327	1,818
Astronics Corp.*	50	1,748
Wesco Aircraft Holdings, Inc.*	107	1,733
Celadon Group, Inc.	110	1,711
Air Transport Services Group, Inc.*	290	1,679
PMFG, Inc.*	111	1,666
Standard Parking Corp.*	81	1,661
Powell Industries, Inc.*	48	1,644
Eagle Bulk Shipping, Inc.*	843	1,635
InnerWorkings, Inc.*	138	1,608
Spirit Airlines, Inc.*	80	1,606
Columbus McKinnon Corp.*	98	1,596
Kadant, Inc.*	67	1,596
Dolan Co.*	160	1,458
LB Foster Co. – Class A	51	1,454
Hawaiian Holdings, Inc.*	270	1,412
FreightCar America, Inc.	62	1,394
Dynamic Materials Corp.	66	1,393
Saia, Inc.*	81	1,378
Aceto Corp.	143	1,357
Multi-Color Corp.	60	1,351
A123 Systems, Inc.*	1,198	1,342
CRA International, Inc.*	53	1,337
CBIZ, Inc.*	211	1,334
Capstone Turbine Corp.*	1,302	1,328
GP Strategies Corp.*	75	1,313
Douglas Dynamics, Inc.	95	1,306

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Industrials - 2.9% (continued)
Taser International, Inc.*	298	$1,293
Furmanite Corp.*	200	1,284
Republic Airways Holdings, Inc.*	256	1,265
Houston Wire & Cable Co.	91	1,264
CDI Corp.	70	1,255
NCI Building Systems, Inc.*	109	1,255
Ameresco, Inc. – Class A*	92	1,247
Excel Maritime Carriers Ltd. – Class A*	622	1,244
Twin Disc, Inc.	47	1,226
Graham Corp.	55	1,204
Pacer International, Inc.*	190	1,201
CAI International, Inc.*	65	1,182
Odyssey Marine Exploration, Inc.*	381	1,181
American Railcar Industries, Inc.*	50	1,176
FuelCell Energy, Inc.*	742	1,165
Kimball International, Inc. – Class B	168	1,161
Insteel Industries, Inc.	92	1,118
Swisher Hygiene, Inc.*	450	1,107
American Reprographics Co.*	200	1,078
Thermon Group Holdings, Inc.*	52	1,063
Orion Marine Group, Inc.*	146	1,056
Michael Baker Corp.*	44	1,049
Miller Industries, Inc.	62	1,049
Quality Distribution, Inc.*	75	1,034
Hurco Companies, Inc.*	36	1,017
Builders FirstSource, Inc.*	240	1,015
Alamo Group, Inc.	33	992
Flow International Corp.*	246	989
Genco Shipping & Trading Ltd.*	155	986
SeaCube Container Leasing Ltd.	57	980
Northwest Pipe Co.*	46	977
Cenveo, Inc.*	289	977
Hudson Highland Group, Inc.*	174	936
Kratos Defense & Security Solutions, Inc.*	172	918
EnerNOC, Inc.*	126	907
Ampco-Pittsburgh Corp.	45	906
Metalico, Inc.*	211	901
RPX Corp.*	53	899
Lydall, Inc.*	87	887
Park-Ohio Holdings Corp.*	44	882
Zipcar, Inc.*	58	859
Barrett Business Services, Inc.	43	853
American Woodmark Corp.	47	846
Patriot Transportation Holding, Inc.*	36	838
Casella Waste Systems, Inc. – Class A*	134	835
Met-Pro Corp.	79	834
LMI Aerospace, Inc.*	45	819
Roadrunner Transportation Systems, Inc.*	47	815
Sterling Construction Company, Inc.*	82	800
Vicor Corp.	99	792
Schawk, Inc. – Class A	62	776

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Industrials - 2.9% (continued)
TMS International Corp. – Class A*	64	$774
NN, Inc.*	90	734
LSI Industries, Inc.	100	733
KEYW Holding Corp.*	93	721
Franklin Covey Co.*	74	696
Pike Electric Corp.*	81	667
Preformed Line Products Co.	10	655
Courier Corp.	56	650
VSE Corp.	26	645
Ducommun, Inc.*	54	643
PowerSecure International, Inc.*	103	624
Argan, Inc.	38	610
Intersections, Inc.	47	601
International Shipholding Corp.	25	577
Chase Corp.	36	567
AT Cross Co. – Class A*	47	566
TRC Companies, Inc.*	92	562
Energy Recovery, Inc.*	242	557
Hill International, Inc.*	137	538
Fuel Tech, Inc.*	93	508
Universal Truckload Services, Inc.	33	497
Heritage-Crystal Clean, Inc.*	24	479
Coleman Cable, Inc.*	47	457
Tecumseh Products Co. – Class A*	100	402
Baltic Trading Ltd.	91	378
Xerium Technologies, Inc.*	58	374
Broadwind Energy, Inc.*	738	347
Active Power, Inc.*	428	334
Lawson Products, Inc.	22	332
Essex Rental Corp.*	87	332
Valence Technology, Inc.*	386	312
School Specialty, Inc.*	81	287
Ultrapetrol Bahamas Ltd.*	115	230
UniTek Global Services, Inc.*	60	202
Satcon Technology Corp.*	484	174
Covenant Transportation Group, Inc. – Class A*	48	154
Omega Flex, Inc.*	11	140
Compx International, Inc.	5	70

Total Industrials		1,028,315

Consumer Discretionary - 2.6%
Ascena Retail Group, Inc.*	335	14,848
Sotheby’s	356	14,006
Carter’s, Inc.*	262	13,041
Warnaco Group, Inc.*	218	12,731
Brunswick Corp.	470	12,103
Dana Holding Corp.	779	12,076
Rent-A-Center, Inc. – Class A	311	11,740
Tenneco, Inc.*	316	11,739
Domino’s Pizza, Inc.	308	11,179
Life Time Fitness, Inc.*	221	11,176
Cinemark Holdings, Inc.	497	10,908
Coinstar, Inc.*	168	10,676
Men’s Wearhouse, Inc.	275	10,662
Six Flags Entertainment Corp.	220	10,289
Crocs, Inc.*	475	9,937
Wolverine World Wide, Inc.	258	9,592

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Consumer Discretionary - 2.6% (continued)
Select Comfort Corp.*	296	$9,586
Pool Corp.	256	9,580
Pier 1 Imports, Inc.*	520	9,454
Aeropostale, Inc.*	431	9,318
Genesco, Inc.*	129	9,243
Cheesecake Factory, Inc.*	301	8,845
Cabela’s, Inc.*	230	8,774
Steven Madden Ltd.*	205	8,764
Buffalo Wild Wings, Inc.*	93	8,434
Vail Resorts, Inc.	190	8,218
HSN, Inc.	216	8,215
Vera Bradley, Inc.*	270	8,151
ANN, Inc.*	280	8,019
Hibbett Sports, Inc.*	142	7,746
Hillenbrand, Inc.	329	7,551
Jos A. Bank Clothiers, Inc.*	148	7,461
Express, Inc.*	293	7,319
Saks, Inc.*	616	7,152
Children’s Place Retail Stores, Inc.*	136	7,027
Live Nation Entertainment, Inc.*	744	6,994
Cracker Barrel Old Country Store, Inc.	124	6,919
Group 1 Automotive, Inc.	121	6,797
Iconix Brand Group, Inc.*	388	6,743
Liz Claiborne, Inc.*	504	6,733
Buckle, Inc.	138	6,610
Monro Muffler Brake, Inc.	157	6,514
BJ’s Restaurants, Inc.*	128	6,445
Collective Brands, Inc.*	323	6,350
Meredith Corp.	195	6,330
Bob Evans Farms, Inc.	165	6,224
Strayer Education, Inc.	66	6,221
Gaylord Entertainment Co.*	193	5,944
Vitamin Shoppe, Inc.*	133	5,880
Finish Line, Inc. – Class A	275	5,836
Penske Automotive Group, Inc.	232	5,714
Regis Corp.	308	5,676
Jack in the Box, Inc.*	231	5,537
Valassis Communications, Inc.*	240	5,520
Texas Roadhouse, Inc. – Class A	329	5,475
Helen of Troy Ltd.*	160	5,441
Jones Group, Inc.	433	5,438
Peet’s Coffee & Tea, Inc.*	72	5,306
MDC Holdings, Inc.	202	5,210
Arbitron, Inc.	140	5,177
Orient-Express Hotels Ltd. – Class A*	503	5,131
Office Depot, Inc.*	1,477	5,096
Shuffle Master, Inc.*	288	5,070
Sturm Ruger & Company, Inc.	103	5,057
Cooper Tire & Rubber Co.	326	4,962
New York Times Co. – Class A*	728	4,943
Shutterfly, Inc.*	157	4,918
Matthews International Corp. – Class A	153	4,841
Scholastic Corp.	137	4,833
PF Chang’s China Bistro, Inc.	117	4,624

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Consumer Discretionary - 2.6% (continued)
Ryland Group, Inc.	233	$4,492
National CineMedia, Inc.	291	4,452
International Speedway Corp. – Class A	153	4,246
PEP Boys-Manny Moe & Jack	283	4,222
American Axle & Manufacturing Holdings, Inc.*	356	4,169
Asbury Automotive Group, Inc.*	153	4,131
La-Z-Boy, Inc.*	275	4,114
Meritage Homes Corp.*	151	4,086
GNC Holdings, Inc. – Class A	117	4,082
Cato Corp. – Class A	146	4,035
CEC Entertainment, Inc.	104	3,943
DineEquity, Inc.*	79	3,918
Zumiez, Inc.*	108	3,900
Steiner Leisure Ltd.*	79	3,858
Sonic Automotive, Inc. – Class A	215	3,851
Papa John’s International, Inc.*	101	3,804
Pinnacle Entertainment, Inc.*	328	3,775
Interval Leisure Group, Inc.	215	3,741
Charming Shoppes, Inc.*	615	3,629
True Religion Apparel, Inc.*	132	3,617
KB Home	403	3,587
Churchill Downs, Inc.	64	3,578
Scientific Games Corp. – Class A*	306	3,568
Belo Corp. – Class A	490	3,512
Ascent Capital Group, Inc. – Class A*	74	3,499
American Public Education, Inc.*	92	3,496
iRobot Corp.*	125	3,408
Lions Gate Entertainment Corp.*	242	3,369
Ethan Allen Interiors, Inc.	131	3,317
Ameristar Casinos, Inc.	173	3,223
Oxford Industries, Inc.	63	3,202
Ruby Tuesday, Inc.*	348	3,177
K12, Inc.*	133	3,143
Columbia Sportswear Co.	66	3,132
American Greetings Corp. – Class A	200	3,068
Lumber Liquidators Holdings, Inc.*	120	3,013
Dorman Products, Inc.*	59	2,985
Knology, Inc.*	162	2,948
Fred’s, Inc. – Class A	201	2,937
Lithia Motors, Inc. – Class A	112	2,934
Sinclair Broadcast Group, Inc. – Class A	265	2,930
Arctic Cat, Inc.*	67	2,870
Drew Industries, Inc.*	105	2,868
Quiksilver, Inc.*	693	2,800
Maidenform Brands, Inc.*	120	2,701
Grand Canyon Education, Inc.*	152	2,700
Capella Education Co.*	75	2,696
Stage Stores, Inc.	164	2,663
OfficeMax, Inc.*	459	2,625
Stewart Enterprises, Inc. – Class A	419	2,543

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Consumer Discretionary - 2.6% (continued)
Sonic Corp.*	331	$2,542
Core-Mark Holding Company, Inc.	62	2,538
Standard Pacific Corp.*	563	2,511
G-III Apparel Group Ltd.*	88	2,501
Smith & Wesson Holding Corp.*	322	2,496
Red Robin Gourmet Burgers, Inc.*	67	2,492
Skechers U.S.A., Inc. – Class A*	195	2,480
Jakks Pacific, Inc.	140	2,443
Bridgepoint Education, Inc.*	98	2,426
Superior Industries International, Inc.	123	2,403
Blyth, Inc.	31	2,320
Callaway Golf Co.	340	2,298
Hot Topic, Inc.	226	2,294
Krispy Kreme Doughnuts, Inc.*	314	2,292
Boyd Gaming Corp.*	291	2,281
Rue21, Inc.*	77	2,259
AFC Enterprises, Inc.*	133	2,256
Movado Group, Inc.	91	2,234
Modine Manufacturing Co.*	247	2,181
Fuel Systems Solutions, Inc.*	83	2,171
Denny’s Corp.*	524	2,117
Bravo Brio Restaurant Group, Inc.*	106	2,116
Harte-Hanks, Inc.	233	2,109
Hovnanian Enterprises, Inc. – Class A*	838	2,053
Brown Shoe Company, Inc.	221	2,040
Barnes & Noble, Inc.*	150	1,988
Blue Nile, Inc.*	60	1,979
Amerigon, Inc.*	120	1,942
America’s Car-Mart, Inc.*	44	1,935
Skullcandy, Inc.*	121	1,915
Teavana Holdings, Inc.*	97	1,913
Bebe Stores, Inc.	205	1,892
Cost Plus, Inc.*	105	1,880
Leapfrog Enterprises, Inc. – Class A*	220	1,839
Standard Motor Products, Inc.	103	1,827
National Presto Industries, Inc.	24	1,821
Body Central Corp.*	62	1,799
Corinthian Colleges, Inc.*	418	1,731
Cavco Industries, Inc.*	37	1,723
Wet Seal, Inc. – Class A*	483	1,666
EW Scripps Co. – Class A*	168	1,658
NutriSystem, Inc.	147	1,651
Universal Electronics, Inc.*	82	1,638
Universal Technical Institute, Inc.	124	1,636
Biglari Holdings, Inc.*	4	1,611
Shoe Carnival, Inc.*	49	1,579
Fisher Communications, Inc.*	51	1,567
Francesca’s Holdings Corp.*	49	1,549
Winnebago Industries, Inc.*	155	1,519
Multimedia Games Holding Company, Inc.*	138	1,512
Kirkland’s, Inc.*	93	1,505
Ruth’s Hospitality Group, Inc.*	191	1,450
MDC Partners, Inc. – Class A	130	1,446

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Consumer Discretionary - 2.6% (continued)
Town Sports International
Holdings, Inc.*	111	$1,402
Central European Media Enterprises Ltd. – Class A*	196	1,392
Marcus Corp.	109	1,368
Stoneridge, Inc.*	138	1,365
Libbey, Inc.*	104	1,346
VOXX International Corp. – Class A*	98	1,329
Beazer Homes USA, Inc.*	408	1,326
PetMed Express, Inc.	107	1,325
Exide Technologies*	415	1,299
World Wrestling Entertainment, Inc. – Class A	146	1,295
Mattress Firm Holding Corp.*	34	1,289
Zagg, Inc.*	120	1,276
Journal Communications, Inc. – Class A*	225	1,267
Caribou Coffee Company, Inc.*	65	1,212
M/I Homes, Inc.*	97	1,199
Conn’s, Inc.*	78	1,197
Perry Ellis International, Inc.*	64	1,195
Talbots, Inc.*	368	1,115
Haverty Furniture Companies, Inc.	98	1,088
Speedway Motorsports, Inc.	58	1,083
Rentrak Corp.*	47	1,067
hhgregg, Inc.*	91	1,036
Carrols Restaurant Group, Inc.*	67	1,022
Systemax, Inc.*	60	1,012
Destination Maternity Corp.	54	1,003
MarineMax, Inc.*	120	988
O’Charleys, Inc.*	100	984
Benihana, Inc. – Class A	74	966
Mac-Gray Corp.	63	953
Stein Mart, Inc.*	142	937
Spartan Motors, Inc.	177	936
Lincoln Educational Services Corp.	117	925
West Marine, Inc.*	77	922
Big 5 Sporting Goods Corp.	115	902
Steinway Musical Instruments, Inc.*	36	900
Black Diamond, Inc.*	94	870
McClatchy Co. – Class A*	301	870
Tuesday Morning Corp.*	226	868
REX American Resources Corp.*	28	860
Citi Trends, Inc.*	75	860
Entercom Communications Corp. – Class A*	128	831
CSS Industries, Inc.	42	817
Weyco Group, Inc.	33	782
Casual Male Retail Group, Inc.*	223	749
Isle of Capri Casinos, Inc.*	104	734
Jamba, Inc.*	347	718
Unifi, Inc.*	74	715
Cumulus Media, Inc. – Class A*	203	708
Kenneth Cole Productions, Inc. – Class A*	42	676

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Consumer Discretionary - 2.6% (continued)
Red Lion Hotels Corp.*	80	$657
Motorcar Parts of America, Inc.*	67	645
Gordmans Stores, Inc.*	29	637
LIN TV Corp. – Class A*	155	628
Luby’s, Inc.*	103	625
RG Barry Corp.	48	586
Bon-Ton Stores, Inc.	63	582
Winmark Corp.	10	579
Delta Apparel, Inc.*	35	575
Lifetime Brands, Inc.	51	573
Johnson Outdoors, Inc. – Class A*	30	573
Saga Communications, Inc. – Class A*	16	573
K-Swiss, Inc. – Class A*	137	562
Morgans Hotel Group Co.*	112	554
Martha Stewart Living Omnimedia – Class A	145	552
Outdoor Channel Holdings, Inc.	74	541
Sealy Corp.*	266	537
New York & Company, Inc.*	143	533
Monarch Casino & Resort, Inc.*	50	515
Zale Corp.*	166	513
Ambassadors Group, Inc.	94	503
Nexstar Broadcasting Group, Inc. – Class A*	60	499
AH Belo Corp. – Class A	101	494
Gray Television, Inc.*	258	488
Cherokee, Inc.	41	467
Entravision Communications Corp. – Class A	271	463
Valuevision Media, Inc. – Class A*	221	457
Coldwater Creek, Inc.*	390	452
Summer Infant, Inc.*	74	444
Tower International, Inc.*	36	438
Pacific Sunwear of California, Inc.*	248	436
Build-A-Bear Workshop, Inc. – Class A*	83	436
1-800-Flowers.com, Inc. – Class A*	137	415
Einstein Noah Restaurant Group, Inc.	27	403
Global Sources Ltd.*	62	382
ReachLocal, Inc.*	52	371
Furniture Brands International, Inc.*	218	366
Christopher & Banks Corp.	185	344
Orbitz Worldwide, Inc.*	112	342
Marine Products Corp.	56	333
Overstock.com, Inc.*	62	325
Crown Media Holdings, Inc. – Class A*	189	301
Shiloh Industries, Inc.	31	295
Geeknet, Inc.*	20	289
US Auto Parts Network, Inc.*	76	274
Skyline Corp.	35	268

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Consumer Discretionary - 2.6% (continued)
National American University Holdings, Inc.	42	$265
Cambium Learning Group, Inc.*	91	241
Value Line, Inc.	10	123
Digital Domain Media Group, Inc.*	20	114
Dial Global, Inc.*	27	63

Total Consumer Discretionary		898,260

Health Care - 2.5%
Seattle Genetics, Inc.*	1,316	26,820
PSS World Medical, Inc.*	930	23,566
MAKO Surgical Corp.*	428	18,041
WellCare Health Plans, Inc.*	225	16,174
Salix Pharmaceuticals Ltd.*	306	16,064
Cepheid, Inc.*	346	14,473
HMS Holdings Corp.*	452	14,108
Cubist Pharmaceuticals, Inc.*	320	13,840
athenahealth, Inc.*	186	13,787
Ariad Pharmaceuticals, Inc.*	836	13,334
Centene Corp.*	262	12,830
Onyx Pharmaceuticals, Inc.*	336	12,660
Medicis Pharmaceutical Corp. – Class A	331	12,441
Medivation, Inc.*	165	12,329
Viropharma, Inc.*	370	11,126
Vivus, Inc.*	473	10,576
Zoll Medical Corp.*	114	10,561
Questcor Pharmaceuticals, Inc.*	278	10,458
HealthSouth Corp.*	508	10,403
Owens & Minor, Inc.	340	10,339
STERIS Corp.	311	9,834
Haemonetics Corp.*	138	9,615
Alkermes plc*	506	9,386
Incyte Corporation Ltd.*	471	9,090
Align Technology, Inc.*	329	9,063
Quality Systems, Inc.	205	8,965
Impax Laboratories, Inc.*	345	8,480
PAREXEL International Corp.*	307	8,279
Volcano Corp.*	280	7,938
West Pharmaceutical Services, Inc.	182	7,740
Par Pharmaceutical Companies, Inc.*	195	7,552
Magellan Health Services, Inc.*	146	7,126
Theravance, Inc.*	365	7,118
Opko Health, Inc.*	1,481	7,005
Pharmacyclics, Inc.*	247	6,857
Masimo Corp.*	281	6,570
Chemed Corp.	104	6,519
MWI Veterinary Supply, Inc.*	69	6,072
Halozyme Therapeutics, Inc.*	470	5,997
Medicines Co.*	287	5,760
Immunogen, Inc.*	398	5,727
Acorda Therapeutics, Inc.*	209	5,549
Cyberonics, Inc.*	145	5,529
Jazz Pharmaceuticals plc*	112	5,429
Air Methods Corp.*	60	5,235
Molina Healthcare, Inc.*	148	4,977

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Health Care - 2.5% (continued)
Analogic Corp.	71	$4,795
Luminex Corp.*	205	4,786
Nektar Therapeutics*	603	4,776
Insulet Corp.*	247	4,728
PDL BioPharma, Inc.	739	4,693
Neogen Corp.*	120	4,688
Keryx Biopharmaceuticals, Inc.*	937	4,666
Auxilium Pharmaceuticals, Inc.*	251	4,661
Isis Pharmaceuticals, Inc.*	528	4,631
Amsurg Corp. – Class A*	165	4,617
NxStage Medical, Inc.*	238	4,586
CONMED Corp.	146	4,361
Meridian Bioscience, Inc.	220	4,264
Accretive Health, Inc.*	213	4,254
InterMune, Inc.*	288	4,225
HeartWare International, Inc.*	64	4,204
Dynavax Technologies Corp.*	811	4,104
Exelixis, Inc.*	785	4,066
Hanger Orthopedic Group, Inc.*	182	3,979
Wright Medical Group, Inc.*	205	3,961
Spectrum Pharmaceuticals, Inc.*	305	3,852
Momenta Pharmaceuticals, Inc.*	249	3,815
Endologix, Inc.*	260	3,809
Ironwood Pharmaceuticals, Inc. – Class A*	284	3,780
Arthrocare Corp.*	140	3,759
Orthofix International N.V.*	100	3,758
NuVasive, Inc.*	219	3,688
DexCom, Inc.*	353	3,682
ABIOMED, Inc.*	165	3,661
Abaxis, Inc.*	124	3,612
Integra LifeSciences Holdings Corp.*	102	3,538
Computer Programs & Systems, Inc.	62	3,504
Akorn, Inc.*	295	3,452
Exact Sciences Corp.*	301	3,359
Optimer Pharmaceuticals, Inc.*	241	3,350
MedAssets, Inc.*	253	3,329
IPC The Hospitalist Company, Inc.*	88	3,248
ICU Medical, Inc.*	66	3,245
AMN Healthcare Services, Inc.*	530	3,212
Bio-Reference Labs, Inc.*	133	3,127
Clovis Oncology, Inc.*	122	3,105
NPS Pharmaceuticals, Inc.*	453	3,099
Idenix Pharmaceuticals, Inc.*	316	3,094
Greatbatch, Inc.*	123	3,016
Rigel Pharmaceuticals, Inc.*	365	2,938
Medidata Solutions, Inc.*	109	2,904
Team Health Holdings, Inc.*	141	2,899
OraSure Technologies, Inc.*	251	2,884
Emeritus Corp.*	163	2,879
Merit Medical Systems, Inc.*	225	2,795
Quidel Corp.*	152	2,792
Genomic Health, Inc.*	90	2,755
Ardea Biosciences, Inc.*	125	2,720
Alnylam Pharmaceuticals, Inc.*	242	2,679
Omnicell, Inc.*	172	2,616

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Health Care - 2.5% (continued)
Landauer, Inc.	49	$2,598
Accuray, Inc.*	358	2,527
Invacare Corp.	152	2,519
Cantel Medical Corp.	100	2,509
National Healthcare Corp.	55	2,506
Oncothyreon, Inc.*	570	2,485
Sequenom, Inc.*	608	2,475
Ensign Group, Inc.	91	2,472
Neurocrine Biosciences, Inc.*	307	2,447
Triple-S Management Corp. – Class B*	105	2,426
Kindred Healthcare, Inc.*	280	2,419
AVANIR Pharmaceuticals, Inc. – Class A*	698	2,387
Arena Pharmaceuticals, Inc.*	775	2,379
Achillion Pharmaceuticals, Inc.*	248	2,376
HealthStream, Inc.*	100	2,319
Conceptus, Inc.*	161	2,315
Amedisys, Inc.*	153	2,212
Affymax, Inc.*	183	2,148
AVEO Pharmaceuticals, Inc.*	170	2,110
Metropolitan Health Networks, Inc.*	225	2,108
Emergent Biosolutions, Inc.*	130	2,080
Staar Surgical Co.*	190	2,058
eResearchTechnology, Inc.*	258	2,018
Arqule, Inc.*	285	1,998
Curis, Inc.*	408	1,967
Sunrise Senior Living, Inc.*	301	1,902
PharMerica Corp.*	153	1,902
ZIOPHARM Oncology, Inc.*	351	1,895
MModal, Inc.*	177	1,867
Natus Medical, Inc.*	156	1,861
ExamWorks Group, Inc.*	148	1,838
Hi-Tech Pharmacal Company, Inc.*	51	1,832
Spectranetics Corp.*	175	1,820
Lexicon Pharmaceuticals, Inc.*	978	1,819
Select Medical Holdings Corp.*	236	1,815
Depomed, Inc.*	287	1,797
Universal American Corp.	166	1,789
Assisted Living Concepts, Inc. – Class A	106	1,761
AMAG Pharmaceuticals, Inc.*	110	1,752
Merge Healthcare, Inc.*	299	1,749
Ligand Pharmaceuticals, Inc. – Class B*	106	1,691
Raptor Pharmaceutical Corp.*	248	1,676
AngioDynamics, Inc.*	134	1,642
Navidea Biopharmaceuticals, Inc.*	500	1,640
Santarus, Inc.*	280	1,638
MAP Pharmaceuticals, Inc.*	113	1,623
Vanguard Health Systems, Inc.*	164	1,617
Affymetrix, Inc.*	369	1,576
Progenics Pharmaceuticals, Inc.*	156	1,544
Array Biopharma, Inc.*	447	1,524
US Physical Therapy, Inc.	66	1,521
Vical, Inc.*	447	1,520

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Health Care - 2.5% (continued)
LHC Group, Inc.*	82	$1,519
ISTA Pharmaceuticals, Inc.*	166	1,496
Antares Pharma, Inc.*	460	1,486
BioScrip, Inc.*	218	1,480
Gentiva Health Services, Inc.*	163	1,425
Kensey Nash Corp.	48	1,404
Cell Therapeutics, Inc.*	1,073	1,395
Unilife Corp.*	342	1,389
Tornier N.V.*	54	1,388
Enzon Pharmaceuticals, Inc.*	199	1,361
Sangamo Biosciences, Inc.*	276	1,352
Healthways, Inc.*	183	1,347
Symmetry Medical, Inc.*	189	1,336
Obagi Medical Products, Inc.*	99	1,327
Capital Senior Living Corp.*	143	1,321
IRIS International, Inc.*	97	1,310
MannKind Corp.*	528	1,304
Immunomedics, Inc.*	345	1,252
Transcend Services, Inc.*	42	1,233
Celldex Therapeutics, Inc.*	238	1,211
Infinity Pharmaceuticals, Inc.*	101	1,208
Corvel Corp.*	30	1,197
SurModics, Inc.*	77	1,183
Sciclone Pharmaceuticals, Inc.*	185	1,167
Geron Corp.*	689	1,164
Furiex Pharmaceuticals, Inc.*	49	1,158
AVI BioPharma, Inc.*	721	1,110
Almost Family, Inc.*	42	1,092
RTI Biologics, Inc.*	295	1,092
Providence Service Corp.*	70	1,086
Cambrex Corp.*	153	1,069
Cerus Corp.*	253	1,017
Young Innovations, Inc.	32	989
Cynosure, Inc. – Class A*	55	982
Solta Medical, Inc.*	318	964
Cadence Pharmaceuticals, Inc.*	260	962
Vascular Solutions, Inc.*	89	960
Palomar Medical Technologies, Inc.*	102	953
Sun Healthcare Group, Inc.*	133	910
Maxygen, Inc.*	152	872
Corcept Therapeutics, Inc.*	216	849
Atrion Corp.	4	841
Nymox Pharmaceutical Corp.*	103	828
Pozen, Inc.*	138	828
XenoPort, Inc.*	183	824
Savient Pharmaceuticals, Inc.*	376	820
Dyax Corp.*	523	816
Dusa Pharmaceuticals, Inc.*	130	814
Skilled Healthcare Group, Inc. – Class A*	104	797
CryoLife, Inc.*	151	796
Delcath Systems, Inc.*	251	788
Orexigen Therapeutics, Inc.*	191	783
Chelsea Therapeutics International Ltd.*	305	781
Epocrates, Inc.*	90	772
Five Star Quality Care, Inc.*	225	767

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Health Care - 2.5% (continued)
Rockwell Medical Technologies, Inc.*	81	$766
Synergetics USA, Inc.*	115	748
Transcept Pharmaceuticals, Inc.*	71	747
Exactech, Inc.*	47	745
Hansen Medical, Inc.*	247	741
BioCryst Pharmaceuticals, Inc.*	153	739
AtriCure, Inc.*	74	736
Targacept, Inc.*	143	732
Cross Country Healthcare, Inc.*	146	731
OncoGenex Pharmaceutical, Inc.*	54	718
Vanda Pharmaceuticals, Inc.*	148	709
Pain Therapeutics, Inc.*	193	693
Aegerion Pharmaceuticals, Inc.*	50	692
Cytori Therapeutics, Inc.*	273	680
Cardiovascular Systems, Inc.*	73	675
Alphatec Holdings, Inc.*	284	673
Sagent Pharmaceuticals, Inc.*	36	643
Novavax, Inc.*	508	640
Pacific Biosciences of California, Inc.*	183	626
Medtox Scientific, Inc.*	37	624
Allos Therapeutics, Inc.*	413	611
SIGA Technologies, Inc.*	180	605
Synta Pharmaceuticals Corp.*	137	596
Chindex International, Inc.*	62	589
Fluidigm Corp.*	36	566
Biotime, Inc.*	127	560
National Research Corp.	13	558
Astex Pharmaceuticals*	295	549
Enzo Biochem, Inc.*	203	546
Peregrine Pharmaceuticals, Inc.*	1,010	546
RadNet, Inc.*	163	518
Metabolix, Inc.*	180	509
Medical Action Industries, Inc.*	89	509
Sucampo Pharmaceuticals, Inc. – Class A*	66	492
Insmed, Inc.*	133	483
Codexis, Inc.*	131	478
Biospecifics Technologies Corp.*	30	475
Zalicus, Inc.*	391	469
Harvard Bioscience, Inc.*	118	463
Biolase Technology, Inc.*	166	450
Amicus Therapeutics, Inc.*	85	449
Sunesis Pharmaceuticals, Inc.*	155	445
GTx, Inc.*	115	443
Osiris Therapeutics, Inc.*	85	435
Endocyte, Inc.*	87	433
Nabi Biopharmaceuticals*	230	428
Pacira Pharmaceuticals, Inc.*	36	415
Complete Genomics, Inc.*	142	400
CardioNet, Inc.*	130	400
Biosante Pharmaceuticals, Inc.*	581	395
Anacor Pharmaceuticals, Inc.*	67	395
Ampio Pharmaceuticals, Inc.*	109	372
KV Pharmaceutical Co. – Class A*	275	363
Cleveland Biolabs, Inc.*	146	359

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Health Care - 2.5% (continued)
Durect Corp.*	431	$345
NewLink Genetics Corp.*	37	339
Lannett Company, Inc.*	81	338
Uroplasty, Inc.*	112	337
PharmAthene, Inc.*	190	336
Albany Molecular Research, Inc.*	115	311
Trius Therapeutics, Inc.*	58	310
BG Medicine, Inc.*	44	309
Bacterin International Holdings, Inc.*	122	295
Columbia Laboratories, Inc.*	391	278
Cornerstone Therapeutics, Inc.*	44	262
BioMimetic Therapeutics, Inc.*	105	259
Horizon Pharma, Inc.*	62	257
Anthera Pharmaceuticals, Inc.*	114	252
Zeltiq Aesthetics, Inc.*	36	222
Zogenix, Inc.*	110	220
Alimera Sciences, Inc.*	63	213
Acura Pharmaceuticals, Inc.*	59	204
Alliance HealthCare Services, Inc.*	133	200
Pernix Therapeutics Holdings*	21	189
Stereotaxis, Inc.*	238	155
DynaVox, Inc. – Class A*	47	145
Neostem, Inc.*	271	102

Total Health Care		875,626

Energy - 1.2%
World Fuel Services Corp.	376	15,416
Energy XXI Bermuda Ltd.*	400	14,445
Clean Energy Fuels Corp.*	673	14,321
Rosetta Resources, Inc.*	285	13,897
Kodiak Oil & Gas Corp.*	1,365	13,595
Lufkin Industries, Inc.	166	13,388
Berry Petroleum Co. – Class A	271	12,772
CVR Energy, Inc.*	468	12,519
Dril-Quip, Inc.*	180	11,704
Key Energy Services, Inc.*	663	10,243
Cheniere Energy, Inc.*	670	10,036
Helix Energy Solutions Group, Inc.*	563	10,021
Oasis Petroleum, Inc.*	311	9,588
Bristow Group, Inc.	192	9,164
Golar LNG Ltd.	216	8,218
Stone Energy Corp.*	256	7,319
Gulfport Energy Corp.*	243	7,076
Hornbeck Offshore Services, Inc.*	168	7,061
Northern Oil and Gas, Inc.*	335	6,948
Swift Energy Co.*	228	6,619
Bill Barrett Corp.*	249	6,476
SemGroup Corp. – Class A*	216	6,294
Carrizo Oil & Gas, Inc.*	205	5,793
Gulfmark Offshore, Inc. – Class A*	125	5,745
McMoRan Exploration Co.*	523	5,596
Western Refining, Inc.	283	5,326
Frontline Ltd.	688	5,291
Approach Resources, Inc.*	140	5,173
Cloud Peak Energy, Inc.*	323	5,145
Petroleum Development Corp.*	128	4,748

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Energy - 1.2% (continued)
ATP Oil & Gas Corp.*	610	$4,484
ION Geophysical Corp.*	692	4,463
Nordic American Tankers Ltd.	280	4,446
Exterran Holdings, Inc.*	335	4,419
Targa Resources Corp.	89	4,045
Comstock Resources, Inc.*	253	4,005
Newpark Resources, Inc.*	483	3,956
Contango Oil & Gas Co.*	66	3,888
Tetra Technologies, Inc.*	406	3,825
W&T Offshore, Inc.	180	3,794
Magnum Hunter Resources Corp.*	588	3,769
Parker Drilling Co.*	618	3,690
Ship Finance International Ltd.	236	3,611
GeoResources, Inc.*	108	3,536
Apco Oil and Gas International, Inc.	49	3,340
Patriot Coal Corp.*	484	3,020
Crosstex Energy, Inc.	212	2,998
Pioneer Drilling Co.*	331	2,913
Hercules Offshore, Inc.*	606	2,866
OYO Geospace Corp.*	27	2,844
Resolute Energy Corp.*	247	2,811
Energy Partners Ltd.*	156	2,591
Vaalco Energy, Inc.*	268	2,533
Goodrich Petroleum Corp.*	133	2,530
Rentech, Inc.*	1,179	2,452
James River Coal Co.*	476	2,437
Rex Energy Corp.*	224	2,392
Clayton Williams Energy, Inc.*	30	2,383
Endeavour International Corp.*	201	2,382
Gulf Island Fabrication, Inc.	80	2,342
Heckmann Corp.*	535	2,306
Basic Energy Services, Inc.*	128	2,221
Tesco Corp.*	155	2,199
BPZ Resources, Inc.*	537	2,164
Matrix Service Co.*	142	1,989
Petroquest Energy, Inc.*	300	1,842
Miller Energy Resources, Inc.*	419	1,768
Teekay Tankers Ltd. – Class A	283	1,718
Overseas Shipholding Group, Inc.	136	1,718
Venoco, Inc.*	158	1,713
Cal Dive International, Inc.*	506	1,670
Knightsbridge Tankers Ltd.	115	1,654
Triangle Petroleum Corp.*	232	1,601
Uranium Energy Corp.*	400	1,560
FX Energy, Inc.*	280	1,523
Dawson Geophysical Co.*	44	1,511
PHI, Inc.*	64	1,482
Vantage Drilling Co.*	922	1,475
Mitcham Industries, Inc.*	62	1,393
Abraxas Petroleum Corp.*	434	1,354
Callon Petroleum Co.*	211	1,327
Harvest Natural Resources, Inc.*	183	1,296
Warren Resources, Inc.*	378	1,232
Delek US Holdings, Inc.	79	1,225
C&J Energy Services, Inc.*	67	1,192
Hyperdynamics Corp.*	888	1,146
Scorpio Tankers, Inc.*	161	1,137

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Energy - 1.2% (continued)
Penn Virginia Corp.	242	$1,101
Green Plains Renewable Energy, Inc.*	101	1,090
Panhandle Oil and Gas, Inc. – Class A	36	1,061
Global Geophysical Services, Inc.*	99	1,050
GMX Resources, Inc.*	767	974
Gastar Exploration Ltd.*	310	927
Gevo, Inc.*	100	919
Natural Gas Services Group, Inc.*	67	884
Solazyme, Inc.*	60	878
Isramco, Inc.*	10	874
Uranerz Energy Corp.*	342	862
Evolution Petroleum Corp.*	89	828
KiOR, Inc. – Class A*	56	749
Willbros Group, Inc.*	205	664
Ur-Energy, Inc.*	544	664
USEC, Inc.*	615	652
Westmoreland Coal Co.*	54	603
Voyager Oil & Gas, Inc.*	248	603
RigNet, Inc.*	29	508
Alon USA Energy, Inc.	56	507
Crimson Exploration, Inc.*	115	477
Amyris, Inc.*	92	477
Union Drilling, Inc.*	81	450
Syntroleum Corp.*	466	450
Uranium Resources, Inc.*	491	447
Houston American Energy Corp.*	83	433
Zion Oil & Gas, Inc.*	163	430
DHT Holdings, Inc.	340	326
CAMAC Energy, Inc.*	306	306
L&L Energy, Inc.*	116	284
Hallador Energy Co.	20	177
Geokinetics, Inc.*	64	113

Total Energy		432,886

Materials - 0.8%
Coeur d’Alene Mines Corp.*	474	11,252
Sensient Technologies Corp.	262	9,955
Olin Corp.	420	9,135
HB Fuller Co.	266	8,732
Chemtura Corp.*	508	8,626
NewMarket Corp.	45	8,433
Eagle Materials, Inc.	236	8,201
Stillwater Mining Co.*	608	7,684
Buckeye Technologies, Inc.	209	7,100
PolyOne Corp.	491	7,070
Hecla Mining Co.	1,480	6,838
Louisiana-Pacific Corp.*	696	6,507
Georgia Gulf Corp.*	183	6,383
Minerals Technologies, Inc.	97	6,345
Schweitzer-Mauduit International, Inc.	87	6,008
Innophos Holdings, Inc.	116	5,814
Thompson Creek Metals Company, Inc.*	811	5,482
Worthington Industries, Inc.	281	5,389
SunCoke Energy, Inc.*	374	5,315

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Materials - 0.8% (continued)
Globe Specialty Metals, Inc.	336	$4,996
Balchem Corp.	156	4,719
Calgon Carbon Corp.*	300	4,683
Graphic Packaging Holding Co.*	846	4,670
Kraton Performance Polymers, Inc.*	173	4,597
A. Schulman, Inc.	163	4,404
OM Group, Inc.*	160	4,402
Texas Industries, Inc.	125	4,376
Kaiser Aluminum Corp.	89	4,207
Koppers Holdings, Inc.	108	4,164
KapStone Paper and Packaging Corp.*	205	4,039
Haynes International, Inc.	63	3,991
Boise, Inc.	480	3,941
LSB Industries, Inc.*	100	3,892
Clearwater Paper Corp.*	117	3,886
AMCOL International Corp.	130	3,834
Innospec, Inc.*	125	3,798
Stepan Co.	42	3,688
PH Glatfelter Co.	230	3,629
Gold Resource Corp.	149	3,622
RTI International Metals, Inc.*	155	3,574
Deltic Timber Corp.	54	3,418
Materion Corp.*	111	3,189
Flotek Industries, Inc.*	262	3,149
TPC Group, Inc.*	65	2,874
Ferro Corp.*	456	2,709
Horsehead Holding Corp.*	228	2,597
American Vanguard Corp.	119	2,581
Golden Star Resources Ltd.*	1,373	2,553
Quaker Chemical Corp.	64	2,525
McEwen Mining, Inc.*	563	2,500
Wausau Paper Corp.	259	2,429
Century Aluminum Co.*	273	2,424
Myers Industries, Inc.	155	2,286
Neenah Paper, Inc.	74	2,201
Jaguar Mining, Inc.*	450	2,102
Zoltek Companies, Inc.*	147	1,664
Zep, Inc.	115	1,656
Omnova Solutions, Inc.*	243	1,640
Hawkins, Inc.	43	1,600
Universal Stainless & Alloy*	34	1,452
Paramount Gold and Silver Corp.*	626	1,415
Headwaters, Inc.*	318	1,329
Noranda Aluminum Holding Corp.	124	1,236
Golden Minerals Co.*	146	1,231
General Moly, Inc.*	362	1,213
Vista Gold Corp.*	376	1,181
Olympic Steel, Inc.	48	1,152
AM Castle & Co.*	90	1,139
FutureFuel Corp.	98	1,076
Landec Corp.*	138	901
Metals USA Holdings Corp.*	58	836
STR Holdings, Inc.*	164	794
Spartech Corp.*	160	781

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Materials - 0.8% (continued)
United States Lime & Minerals, Inc.*	13	$779
AEP Industries, Inc.*	22	766
Midway Gold Corp.*	458	655
KMG Chemicals, Inc.	33	596
Senomyx, Inc.*	206	564
Revett Minerals, Inc.*	130	543
NL Industries, Inc.	34	507
Handy & Harman Ltd.*	29	419
US Energy Corp.*	130	411
Verso Paper Corp.*	75	141

Total Materials		294,595

Consumer Staples - 0.7%
Nu Skin Enterprises, Inc. – Class A	286	16,561
United Natural Foods, Inc.*	257	11,991
TreeHouse Foods, Inc.*	190	11,305
Casey’s General Stores, Inc.	199	11,037
Boston Beer Company, Inc. – Class A*	102	10,892
Darling International, Inc.*	623	10,853
Harris Teeter Supermarkets, Inc.*	265	10,627
Hain Celestial Group, Inc.*	192	8,412
Fresh Market, Inc.*	148	7,097
Pricesmart, Inc.	97	7,063
Diamond Foods, Inc.	300	6,846
Snyders-Lance, Inc.	253	6,540
Sanderson Farms, Inc.	119	6,311
Lancaster Colony Corp.	94	6,247
B&G Foods, Inc. – Class A	258	5,808
Universal Corp.	123	5,732
Rite Aid Corp.*	3,126	5,439
Central European Distribution Corp.*	986	5,038
Andersons, Inc.	101	4,918
Prestige Brands Holdings, Inc.*	270	4,720
Elizabeth Arden, Inc.*	133	4,652
Vector Group Ltd.	259	4,589
Fresh Del Monte Produce, Inc.	196	4,477
J&J Snack Foods Corp.	79	4,144
WD-40 Co.	80	3,629
Spectrum Brands Holdings, Inc.*	90	3,146
Tootsie Roll Industries, Inc.	126	2,894
Cal-Maine Foods, Inc.	73	2,793
Weis Markets, Inc.	60	2,616
Pilgrim’s Pride Corp.*	322	2,402
Spartan Stores, Inc.	118	2,138
Central Garden and Pet Co. – Class A*	218	2,099
Chiquita Brands International, Inc.*	238	2,092
Smart Balance, Inc.*	311	2,056
Dole Food Company, Inc.*	192	1,916
Nash Finch Co.	66	1,876
Star Scientific, Inc.*	563	1,847
Alliance One International, Inc.*	466	1,757
Coca-Cola Bottling Company Consolidated	28	1,757
Calavo Growers, Inc.	60	1,607

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Consumer Staples - 0.7% (continued)
Pantry, Inc.*	121	$1,574
USANA Health Sciences, Inc.*	38	1,419
Inter Parfums, Inc.	87	1,365
Chefs’ Warehouse, Inc.*	56	1,296
Medifast, Inc.*	69	1,205
Ingles Markets, Inc. – Class A	66	1,164
Seneca Foods Corp. – Class A*	44	1,159
Susser Holdings Corp.*	45	1,155
Village Super Market, Inc. – Class A	33	1,042
Revlon, Inc. – Class A*	58	1,001
Nature’s Sunshine Products, Inc.*	57	913
National Beverage Corp.*	54	866
Schiff Nutrition International, Inc.*	67	823
Omega Protein Corp.*	102	776
Nutraceutical International Corp.*	51	743
Limoneira Co.	37	625
Oil-Dri Corporation of America	27	575
Female Health Co.	100	542
Synutra International, Inc.*	90	529
Alico, Inc.	21	485
Arden Group, Inc. – Class A	5	454
Craft Brew Alliance, Inc.*	54	414
Farmer Brothers Co.*	34	370
MGP Ingredients, Inc.	65	350
Imperial Sugar Co.	62	291
Griffin Land & Nurseries, Inc.	10	264
Harbinger Group, Inc.*	46	238
Lifeway Foods, Inc.*	20	185
Primo Water Corp.*	75	146

Total Consumer Staples		239,893

Utilities - 0.6%
Cleco Corp.	320	12,687
Piedmont Natural Gas Company, Inc.	378	11,745
WGL Holdings, Inc.	268	10,908
IDACORP, Inc.	258	10,609
Southwest Gas Corp.	247	10,557
Portland General Electric Co.	403	10,067
New Jersey Resources Corp.	216	9,627
UIL Holdings Corp.	266	9,246
Atlantic Power Corp.	600	8,303
South Jersey Industries, Inc.	160	8,006
PNM Resources, Inc.	421	7,704
Avista Corp.	301	7,700
El Paso Electric Co.	223	7,245
Allete, Inc.	171	7,095
Unisource Energy Corp.	193	7,058
Black Hills Corp.	209	7,008
NorthWestern Corp.	193	6,844
Northwest Natural Gas Co.	143	6,492
MGE Energy, Inc.	123	5,460
CH Energy Group, Inc.	80	5,338
Laclede Group, Inc.	122	4,760
Empire District Electric Co.	220	4,477
Otter Tail Corp.	193	4,188
California Water Service Group	223	4,061

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 18.9% (continued)
Utilities - 0.6% (continued)
American States Water Co.	98	$3,542
Central Vermont Public Service Corp.	74	2,605
Chesapeake Utilities Corp.	50	2,056
SJW Corp.	79	1,905
Ormat Technologies, Inc.	92	1,854
Unitil Corp.	60	1,610
Middlesex Water Co.	80	1,511
Connecticut Water Service, Inc.	47	1,330
York Water Co.	67	1,159
Genie Energy Ltd. – Class B	74	716
Artesian Resources Corp. – Class A	36	676
Cadiz, Inc.*	64	589
Consolidated Water Company Ltd.	72	570
Dynegy, Inc. – Class A*	546	306

Total Utilities		207,614

Telecommunication Services - 0.1%
AboveNet, Inc.*	120	9,936
Cogent Communications Group, Inc.*	247	4,713
Cincinnati Bell, Inc.*	1,054	4,236
Leap Wireless International, Inc.*	323	2,820
Consolidated Communications Holdings, Inc.	138	2,709
Premiere Global Services, Inc.*	280	2,531
Iridium Communications, Inc.*	231	2,024
Neutral Tandem, Inc.*	165	2,011
General Communication, Inc. – Class A*	216	1,884
Atlantic Tele-Network, Inc.	49	1,782
SureWest Communications	74	1,669
Vonage Holdings Corp.*	739	1,633
USA Mobility, Inc.	115	1,602
NTELOS Holdings Corp.	76	1,573
Shenandoah Telecommunications Co.	128	1,427
8x8, Inc.*	327	1,373
Cbeyond, Inc.*	148	1,184
Towerstream Corp.*	222	1,055
inContact, Inc.*	160	893
Lumos Networks Corp.	76	818
HickoryTech Corp.	74	765
Alaska Communications Systems Group, Inc.	235	724
ORBCOMM, Inc.*	185	712
IDT Corp. – Class B	74	691
Fairpoint Communications, Inc.*	117	440
Globalstar, Inc.*	546	382
Boingo Wireless, Inc.*	29	351

Total Telecommunication Services		51,938

Total Common Stocks (Cost $3,504,908)		6,583,141

	Shares	Value
WARRANTS†† - 0.0%
Magnum Hunter Resources Corp.* $10.50, 08/16/13	47	$—

Total Warrants (Cost $–)		—

RIGHTS†† - 0.0%
DHT Holdings, Inc. Expires 05/01/12*	340	88

Total Rights (Cost $65)		88

	Face Amount
CORPORATE BONDS†† - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. 0.00% due 12/31/15	$200	$161
Total Corporate Bonds (Cost $–)		161

REPURCHASE AGREEMENTS††,1 - 224.6%
Mizuho Financial Group, Inc.issued 03/30/12 at 0.01%due 04/02/12	$77,194,243	77,194,243
Credit Suisse Group issued 03/30/12 at 0.01%due 04/02/12[2]	1,210,146	1,210,146

Total Repurchase Agreements (Cost $78,404,389)		78,404,389

Total Investments - 243.5% (Cost $81,909,362)		$84,987,779

Other Assets & Liabilities, net - (143.5)%		(50,082,840)

Total Net Assets - 100.0%		$34,904,939

	Contracts	Unrealized Loss
FUTURES CONTRACTS PURCHASED†
June 2012 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $20,675,000)	250	$(6,913)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC April 2012 Russell 2000 Index Swap, Terminating 04/30/12 [3] (Notional Value $6,287,959)	7,573	$(7,974)
Goldman Sachs International April 2012 Russell 2000 Index Swap, Terminating 04/26/12 [3] (Notional Value $1,379,936)	1,662	(24,258)
Barclays Bank plc April 2012 Russell 2000 Index Swap, Terminating 04/30/12 [3] (Notional Value $26,362,252)	31,750	(57,561)

Russell 2000® 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. April 2012 Russell 2000 Index Swap, Terminating 04/30/12 [3] (Notional Value $7,710,973)	9,287	$(78,312)

(Total Notional Value $41,741,120)		$(168,105)

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
[1]	Repurchase Agreements – See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

S&P 500 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 28.9%
Information Technology - 5.9%
Apple, Inc.*	2,414	$1,447,120
International Business Machines Corp.	2,992	624,281
Microsoft Corp.	19,316	622,941
Google, Inc. – Class A*	659	422,577
Intel Corp.	12,923	363,265
QUALCOMM, Inc.	4,378	297,793
Oracle Corp.	10,144	295,799
Cisco Systems, Inc.	13,935	294,725
EMC Corp.*	5,305	158,514
Visa, Inc. – Class A	1,283	151,394
Hewlett-Packard Co.	5,109	121,747
Mastercard, Inc. – Class A	278	116,910
eBay, Inc.*	2,959	109,158
Accenture plc – Class A	1,675	108,038
Texas Instruments, Inc.	2,962	99,553
Automatic Data Processing, Inc.	1,269	70,036
Dell, Inc.*	3,948	65,537
Cognizant Technology Solutions Corp. – Class A*	775	59,636
Corning, Inc.	3,936	55,419
Salesforce.com, Inc.*	348	53,770
Broadcom Corp. – Class A*	1,268	49,832
Yahoo!, Inc.*	3,137	47,745
Intuit, Inc.	759	45,639
Adobe Systems, Inc.*	1,280	43,917
NetApp, Inc.*	937	41,949
Applied Materials, Inc.	3,341	41,562
TE Connectivity Ltd.	1,098	40,352
Motorola Solutions, Inc.	754	38,326
Citrix Systems, Inc.*	473	37,324
Symantec Corp.*	1,885	35,250
Altera Corp.	836	33,290
SanDisk Corp.*	630	31,242
Juniper Networks, Inc.*	1,364	31,208
Analog Devices, Inc.	763	30,825
Red Hat, Inc.*	503	30,125
Teradata Corp.*	431	29,373
Western Union Co.	1,596	28,090
Xerox Corp.	3,449	27,868
F5 Networks, Inc.*	202	27,262
Motorola Mobility Holdings, Inc.*	685	26,879
CA, Inc.	940	25,906
Paychex, Inc.	830	25,722
Amphenol Corp. – Class A	424	25,342
Fiserv, Inc.*	362	25,119
Western Digital Corp.*	606	25,082
Autodesk, Inc.*	579	24,503
Xilinx, Inc.	669	24,372
NVIDIA Corp.*	1,583	24,362
KLA-Tencor Corp.	433	23,564
Micron Technology, Inc.*	2,555	20,696
Fidelity National Information Services, Inc.	605	20,038
Linear Technology Corp.	586	19,748
Microchip Technology, Inc.	493	18,340

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Information Technology - 5.9% (continued)
Akamai Technologies, Inc.*	462	$16,955
BMC Software, Inc.*	419	16,827
VeriSign, Inc.	414	15,873
Electronic Arts, Inc.*	855	14,090
Harris Corp.	290	13,073
LSI Corp.*	1,468	12,742
Advanced Micro Devices, Inc.*	1,513	12,134
Jabil Circuit, Inc.	477	11,982
Computer Sciences Corp.	400	11,976
FLIR Systems, Inc.	395	9,997
Molex, Inc.	354	9,954
Total System Services, Inc.	419	9,666
SAIC, Inc.*	711	9,385
Novellus Systems, Inc.*	185	9,233
JDS Uniphase Corp.*	594	8,607
Teradyne, Inc.*	483	8,158
Lexmark International, Inc. – Class A	179	5,950

Total Information Technology		6,755,667

Financials - 4.3%
Wells Fargo & Co.	13,637	465,567
JPMorgan Chase & Co.	9,869	453,777
Berkshire Hathaway, Inc. – Class B*	4,548	369,070
Citigroup, Inc.	7,577	276,939
Bank of America Corp.	27,760	265,663
Goldman Sachs Group, Inc.	1,280	159,194
U.S. Bancorp	4,947	156,721
American Express Co.	2,627	151,999
Simon Property Group, Inc.	790	115,087
MetLife, Inc.	2,740	102,338
PNC Financial Services Group, Inc.	1,364	87,964
Capital One Financial Corp.	1,426	79,485
Morgan Stanley	3,938	77,342
Prudential Financial, Inc.	1,214	76,955
Bank of New York Mellon Corp.	3,119	75,261
American Tower Corp. – Class A	1,015	63,966
ACE Ltd.	867	63,464
Travelers Companies, Inc.	1,014	60,029
State Street Corp.	1,261	57,376
BB&T Corp.	1,803	56,596
Aflac, Inc.	1,204	55,372
BlackRock, Inc. – Class A	253	51,840
Public Storage	370	51,123
CME Group, Inc. – Class A	174	50,344
Equity Residential	778	48,719
Chubb Corp.	701	48,446
Franklin Resources, Inc.	373	46,263
Marsh & McLennan Companies, Inc.	1,406	46,102
Discover Financial Services	1,367	45,576
American International Group, Inc.*	1,394	42,977
T. Rowe Price Group, Inc.	658	42,967
ProLogis, Inc.	1,190	42,864
Ventas, Inc.	750	42,825

S&P 500 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Financials - 4.3% (continued)
Allstate Corp.	1,277	$42,039
HCP, Inc.	1,053	41,551
Aon plc	844	41,407
Vornado Realty Trust	480	40,416
Charles Schwab Corp.	2,790	40,092
Boston Properties, Inc.	378	39,686
Progressive Corp.	1,583	36,694
AvalonBay Communities, Inc.	240	33,924
Fifth Third Bancorp	2,380	33,439
SunTrust Banks, Inc.	1,370	33,113
Ameriprise Financial, Inc.	568	32,450
Loews Corp.	785	31,298
Invesco Ltd.	1,158	30,884
Weyerhaeuser Co.	1,385	30,359
Host Hotels & Resorts, Inc.	1,834	30,114
Health Care REIT, Inc.	544	29,898
Northern Trust Corp.	620	29,419
M&T Bank Corp.	320	27,802
IntercontinentalExchange, Inc.*	186	25,560
Hartford Financial Services Group, Inc.	1,137	23,968
Principal Financial Group, Inc.	784	23,136
Moody’s Corp.	502	21,134
KeyCorp	2,460	20,910
SLM Corp.	1,315	20,724
Kimco Realty Corp.	1,050	20,223
NYSE Euronext	663	19,897
Lincoln National Corp.	749	19,744
Unum Group	756	18,507
XL Group plc – Class A	820	17,786
Regions Financial Corp.	2,677	17,641
Plum Creek Timber Company, Inc.	414	17,206
CBRE Group, Inc. – Class A*	848	16,926
Comerica, Inc.	508	16,439
Cincinnati Financial Corp.	419	14,460
Huntington Bancshares, Inc.	2,238	14,435
Leucadia National Corp.	508	13,259
Torchmark Corp.	256	12,762
People’s United Financial, Inc.	933	12,353
Genworth Financial, Inc. – Class A*	1,274	10,600
Zions Bancorporation	476	10,215
Hudson City Bancorp, Inc.	1,368	10,000
Assurant, Inc.	228	9,234
Legg Mason, Inc.	324	9,049
NASDAQ OMX Group, Inc.*	318	8,236
Apartment Investment & Management Co. – Class A	308	8,134
E*Trade Financial Corp.*	658	7,205
First Horizon National Corp.	662	6,872
Federated Investors, Inc. – Class B	234	5,244

Total Financials		4,906,655

Health Care - 3.3%
Johnson & Johnson	7,098	468,184
Pfizer, Inc.	19,493	441,711
Merck & Company, Inc.	7,869	302,170
Abbott Laboratories	4,068	249,328

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Health Care - 3.3% (continued)
UnitedHealth Group, Inc.	2,704	$159,373
Bristol-Myers Squibb Co.	4,366	147,353
Amgen, Inc.	2,049	139,312
Eli Lilly & Co.	2,640	106,313
Medtronic, Inc.	2,690	105,422
Gilead Sciences, Inc.*	1,960	95,746
Celgene Corp.*	1,139	88,295
Baxter International, Inc.	1,449	86,622
Biogen Idec, Inc.*	618	77,849
Allergan, Inc.	780	74,435
Medco Health Solutions, Inc.*	1,003	70,510
Covidien plc	1,248	68,241
Express Scripts Holding Co.	1,252	67,833
WellPoint, Inc.	862	63,616
McKesson Corp.	641	56,260
Intuitive Surgical, Inc.*	100	54,175
Thermo Fisher Scientific, Inc.	948	53,449
Stryker Corp.	834	46,270
Aetna, Inc.	906	45,445
Becton Dickinson and Co.	545	42,319
Agilent Technologies, Inc.	899	40,014
Humana, Inc.	427	39,489
Cardinal Health, Inc.	893	38,497
St. Jude Medical, Inc.	832	36,866
Cigna Corp.	740	36,445
Zimmer Holdings, Inc.	463	29,762
Cerner Corp.*	378	28,788
AmerisourceBergen Corp.	660	26,189
Mylan, Inc.*	1,093	25,631
Quest Diagnostics, Inc.	410	25,072
Perrigo Co.	239	24,691
Forest Laboratories, Inc.*	691	23,971
Boston Scientific Corp.*	3,749	22,419
Watson Pharmaceuticals, Inc.*	331	22,197
Life Technologies Corp.*	453	22,115
Laboratory Corporation of America Holdings*	240	21,970
CR Bard, Inc.	220	21,718
DaVita, Inc.*	240	21,641
Edwards Lifesciences Corp.*	291	21,164
Waters Corp.*	227	21,034
Varian Medical Systems, Inc.*	293	20,205
Hospira, Inc.*	418	15,629
CareFusion Corp.*	584	15,143
DENTSPLY International, Inc.	360	14,447
Coventry Health Care, Inc.	366	13,019
PerkinElmer, Inc.	297	8,215
Patterson Companies, Inc.	229	7,649
Tenet Healthcare Corp.*	1,059	5,623

Total Health Care		3,759,834

Energy - 3.3%
Exxon Mobil Corp.	12,189	1,057,151
Chevron Corp.	5,113	548,318
ConocoPhillips	3,310	251,593
Schlumberger Ltd.	3,450	241,259
Occidental Petroleum Corp.	2,100	199,983
Anadarko Petroleum Corp.	1,282	100,431
Apache Corp.	990	99,436
National Oilwell Varco, Inc.	1,093	86,861

S&P 500 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Energy - 3.3% (continued)
Halliburton Co.	2,390	$79,324
EOG Resources, Inc.	698	77,548
Devon Energy Corp.	1,042	74,107
El Paso Corp.	1,998	59,041
Marathon Oil Corp.	1,825	57,853
Spectra Energy Corp.	1,688	53,256
Baker Hughes, Inc.	1,133	47,518
Williams Companies, Inc.	1,533	47,232
Hess Corp.	783	46,158
Noble Energy, Inc.	458	44,783
Chesapeake Energy Corp.	1,710	39,621
Marathon Petroleum Corp.	901	39,067
Valero Energy Corp.	1,431	36,877
Pioneer Natural Resources Co.	321	35,820
Cameron International Corp.*	630	33,283
FMC Technologies, Inc.*	620	31,260
Southwestern Energy Co.*	903	27,632
Murphy Oil Corp.	490	27,572
Noble Corp.*	643	24,093
Range Resources Corp.	404	23,489
Peabody Energy Corp.	706	20,446
Consol Energy, Inc.	586	19,983
Equities Corp.	388	18,705
Denbury Resources, Inc.*	1,009	18,394
Cabot Oil & Gas Corp.	540	16,832
Helmerich & Payne, Inc.	275	14,836
QEP Resources, Inc.	460	14,030
Nabors Industries Ltd.*	748	13,083
Diamond Offshore Drilling, Inc.	178	11,882
Newfield Exploration Co.*	339	11,757
Sunoco, Inc.	272	10,377
Rowan Companies, Inc.*	312	10,274
Tesoro Corp.*	364	9,770
WPX Energy, Inc.*	517	9,311
Alpha Natural Resources, Inc.*	568	8,639

Total Energy		3,698,885

Consumer Discretionary - 3.2%
McDonald’s Corp.	2,632	258,199
Comcast Corp. – Class A	6,974	209,289
Walt Disney Co.	4,638	203,051
Home Depot, Inc.	3,984	200,435
Amazon.com, Inc.*	934	189,145
Ford Motor Co.	9,835	122,839
News Corp. – Class A	5,562	109,516
Starbucks Corp.	1,948	108,874
NIKE, Inc. – Class B	945	102,476
Target Corp.	1,733	100,983
Lowe’s Companies, Inc.	3,203	100,510
Time Warner, Inc.	2,510	94,753
DIRECTV – Class A*	1,750	86,345
Yum! Brands, Inc.	1,189	84,633
Priceline.com, Inc.*	117	83,948
TJX Companies, Inc.	1,946	77,276
Viacom, Inc. – Class B	1,401	66,491
Time Warner Cable, Inc.	811	66,097
Johnson Controls, Inc.	1,764	57,295
Coach, Inc.	740	57,187
CBS Corp. – Class B	1,674	56,766

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Consumer Discretionary - 3.2% (continued)
Macy’s, Inc.	1,067	$42,391
Bed Bath & Beyond, Inc.*	607	39,922
Carnival Corp.	1,174	37,662
Omnicom Group, Inc.	710	35,961
McGraw-Hill Companies, Inc.	716	34,704
Ross Stores, Inc.	594	34,511
Discovery Communications, Inc. – Class A*	664	33,598
Kohl’s Corp.	652	32,620
Chipotle Mexican Grill, Inc. – Class A*	76	31,768
VF Corp.	216	31,532
Limited Brands, Inc.	634	30,432
O’Reilly Automotive, Inc.*	332	30,328
Mattel, Inc.	874	29,419
Harley-Davidson, Inc.	593	29,104
Staples, Inc.	1,795	29,043
Dollar Tree, Inc.*	307	29,008
Ralph Lauren Corp. – Class A	163	28,416
Starwood Hotels & Resorts Worldwide, Inc.	498	28,092
Marriott International, Inc. – Class A	690	26,117
Genuine Parts Co.	406	25,477
Wynn Resorts Ltd.	200	24,976
AutoZone, Inc.*	65	24,167
Nordstrom, Inc.	416	23,180
BorgWarner, Inc.*	274	23,109
Tiffany & Co.	329	22,744
The Gap, Inc.	857	22,402
CarMax, Inc.*	588	20,374
Family Dollar Stores, Inc.	308	19,490
Wyndham Worldwide Corp.	381	17,720
Best Buy Company, Inc.	729	17,263
Darden Restaurants, Inc.	328	16,780
Netflix, Inc.*	137	15,760
Whirlpool Corp.	195	14,988
JC Penney Company, Inc.	375	13,286
Newell Rubbermaid, Inc.	743	13,233
Interpublic Group of Companies, Inc.	1,158	13,213
International Game Technology	765	12,844
H&R Block, Inc.	761	12,534
Scripps Networks Interactive, Inc. – Class A	241	11,734
Lennar Corp. – Class A	423	11,498
Apollo Group, Inc. – Class A*	292	11,282
Abercrombie & Fitch Co. – Class A	225	11,162
DR Horton, Inc.	720	10,922
Hasbro, Inc.	295	10,832
Gannett Company, Inc.	608	9,321
TripAdvisor, Inc.*	241	8,596
Harman International Industries, Inc.	180	8,426
Leggett & Platt, Inc.	361	8,307
Cablevision Systems Corp. – Class A	560	8,221

S&P 500 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Consumer Discretionary - 3.2% (continued)
Urban Outfitters, Inc.*	281	$8,180
Expedia, Inc.	241	8,059
PulteGroup, Inc.*	872	7,717
GameStop Corp. – Class A	350	7,644
Big Lots, Inc.*	171	7,356
Goodyear Tire & Rubber Co.*	633	7,102
Sears Holdings Corp.*	95	6,294
Washington Post Co. – Class B	15	5,604
DeVry, Inc.	150	5,081
AutoNation, Inc.*	106	3,637

Total Consumer Discretionary		3,581,251

Consumer Staples - 3.1%
Procter & Gamble Co.	7,124	478,804
Coca-Cola Co.	5,855	433,328
Philip Morris International, Inc.	4,457	394,935
Wal-Mart Stores, Inc.	4,522	276,747
PepsiCo, Inc.	4,057	269,182
Kraft Foods, Inc. – Class A	4,575	173,895
Altria Group, Inc.	5,290	163,302
CVS Caremark Corp.	3,371	151,021
Colgate-Palmolive Co.	1,237	120,954
Costco Wholesale Corp.	1,124	102,059
Walgreen Co.	2,256	75,553
Kimberly-Clark Corp.	1,020	75,368
General Mills, Inc.	1,668	65,802
Archer-Daniels-Midland Co.	1,712	54,202
Sysco Corp.	1,509	45,059
HJ Heinz Co.	820	43,911
Lorillard, Inc.	337	43,635
Mead Johnson Nutrition Co. – Class A	519	42,807
Kroger Co.	1,487	36,030
Estee Lauder Companies, Inc. – Class A	576	35,678
Reynolds American, Inc.	859	35,597
Whole Foods Market, Inc.	418	34,778
Kellogg Co.	639	34,270
Sara Lee Corp.	1,530	32,941
ConAgra Foods, Inc.	1,069	28,072
Hershey Co.	393	24,103
Beam, Inc.	400	23,428
JM Smucker Co.	286	23,269
Clorox Co.	335	23,031
Coca-Cola Enterprises, Inc.	778	22,251
Dr Pepper Snapple Group, Inc.	545	21,914
Avon Products, Inc.	1,118	21,644
Brown-Forman Corp. – Class B	252	21,014
McCormick & Company, Inc.	338	18,397
Molson Coors Brewing Co. – Class B	406	18,372
Campbell Soup Co.	465	15,740
Tyson Foods, Inc. – Class A	750	14,363
Safeway, Inc.	690	13,945
Constellation Brands, Inc. – Class A*	439	10,356
Hormel Foods Corp.	344	10,155
Dean Foods Co.*	480	5,813
SUPERVALU, Inc.	548	3,129

Total Consumer Staples		3,538,854

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Industrials - 3.1%
General Electric Co.	27,371	$549,336
United Parcel Service, Inc. – Class B	2,482	200,347
United Technologies Corp.	2,354	195,241
Caterpillar, Inc.	1,677	178,634
3M Co.	1,798	160,400
Boeing Co.	1,930	143,534
Union Pacific Corp.	1,240	133,276
Honeywell International, Inc.	2,000	122,100
Emerson Electric Co.	1,900	99,141
Deere & Co.	1,041	84,217
Danaher Corp.	1,477	82,712
FedEx Corp.	803	73,844
Illinois Tool Works, Inc.	1,252	71,513
General Dynamics Corp.	924	67,803
Tyco International Ltd.	1,193	67,023
Precision Castparts Corp.	371	64,146
Lockheed Martin Corp.	688	61,824
CSX Corp.	2,722	58,577
Cummins, Inc.	487	58,459
Norfolk Southern Corp.	857	56,416
Raytheon Co.	879	46,394
PACCAR, Inc.	920	43,084
Eaton Corp.	861	42,904
Fastenal Co.	768	41,548
Waste Management, Inc.	1,184	41,393
Goodrich Corp.	320	40,141
Northrop Grumman Corp.	652	39,824
WW Grainger, Inc.	160	34,370
Stanley Black & Decker, Inc.	440	33,862
Parker Hannifin Corp.	382	32,298
Ingersoll-Rand plc	762	31,509
Dover Corp.	473	29,771
Rockwell Automation, Inc.	365	29,091
CH Robinson Worldwide, Inc.	424	27,768
Cooper Industries plc	413	26,411
Fluor Corp.	435	26,118
Expeditors International of Washington, Inc.	547	25,441
Roper Industries, Inc.	254	25,187
Republic Services, Inc. – Class A	804	24,570
Rockwell Collins, Inc.	386	22,218
Textron, Inc.	726	20,205
Joy Global, Inc.	271	19,919
L-3 Communications Holdings, Inc.	260	18,400
Pall Corp.	300	17,889
Stericycle, Inc.*	210	17,564
Southwest Airlines Co.	1,997	16,455
Flowserve Corp.	142	16,402
Jacobs Engineering Group, Inc.*	333	14,775
Equifax, Inc.	312	13,809
Xylem, Inc.	476	13,209
Iron Mountain, Inc.	436	12,556
Masco Corp.	926	12,381
Robert Half International, Inc.	370	11,211
Quanta Services, Inc.*	528	11,035

S&P 500 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Industrials - 3.1% (continued)
Cintas Corp.	280	$10,954
Dun & Bradstreet Corp.	125	10,591
Snap-on, Inc.	149	9,085
Pitney Bowes, Inc.	514	9,036
Avery Dennison Corp.	270	8,135
Ryder System, Inc.	133	7,022
RR Donnelley & Sons Co.	465	5,761
First Solar, Inc.*	154	3,858

Total Industrials		3,472,697

Materials - 1.0%
EI du Pont de Nemours & Co.	2,415	127,754
Monsanto Co.	1,389	110,786
Dow Chemical Co.	3,062	106,068
Freeport-McMoRan Copper & Gold, Inc.	2,451	93,236
Praxair, Inc.	767	87,928
Newmont Mining Corp.	1,281	65,677
Air Products & Chemicals, Inc.	540	49,572
Ecolab, Inc.	749	46,229
Mosaic Co.	772	42,684
International Paper Co.	1,134	39,804
PPG Industries, Inc.	394	37,745
Nucor Corp.	822	35,305
CF Industries Holdings, Inc.	169	30,868
Alcoa, Inc.	2,759	27,645
Cliffs Natural Resources, Inc.	370	25,626
Sherwin-Williams Co.	226	24,559
Sigma-Aldrich Corp.	314	22,941
FMC Corp.	184	19,478
Eastman Chemical Co.	353	18,247
Ball Corp.	406	17,409
Airgas, Inc.	180	16,015
Vulcan Materials Co.	337	14,400
MeadWestvaco Corp.	438	13,836
International Flavors & Fragrances, Inc.	199	11,661
Allegheny Technologies, Inc.	277	11,404
United States Steel Corp.	371	10,896
Owens-Illinois, Inc.*	420	9,803
Sealed Air Corp.	498	9,617
Bemis Company, Inc.	266	8,589
Titanium Metals Corp.	216	2,929

Total Materials		1,138,711

Utilities - 0.9%
Southern Co.	2,244	100,824
Dominion Resources, Inc.	1,478	75,689
Duke Energy Corp.	3,454	72,569
NextEra Energy, Inc.	1,078	65,844
FirstEnergy Corp.	1,080	49,237
American Electric Power Company, Inc.	1,246	48,071
PG&E Corp.	1,069	46,406
Consolidated Edison, Inc.	750	43,815
PPL Corp.	1,501	42,418
Progress Energy, Inc.	768	40,788
Public Service Enterprise Group, Inc.	1,310	40,099
Exelon Corp.	982	38,504

	Shares	Value
COMMON STOCKS† - 28.9% (continued)
Utilities - 0.9% (continued)
Sempra Energy	616	$36,935
Edison International	838	35,623
Xcel Energy, Inc.	1,260	33,352
Entergy Corp.	459	30,845
DTE Energy Co.	440	24,213
ONEOK, Inc.	273	22,293
AES Corp.*	1,659	21,683
CenterPoint Energy, Inc.	1,099	21,672
Wisconsin Energy Corp.	594	20,897
Ameren Corp.	621	20,232
NiSource, Inc.	731	17,800
Northeast Utilities	460	17,075
CMS Energy Corp.	663	14,586
SCANA Corp.	297	13,546
Pinnacle West Capital Corp.	281	13,460
AGL Resources, Inc.	290	11,374
Pepco Holdings, Inc.	590	11,145
Integrys Energy Group, Inc.	198	10,492
TECO Energy, Inc.	558	9,793
NRG Energy, Inc.*	579	9,073

Total Utilities		1,060,353

Telecommunication Services - 0.8%
AT&T, Inc.	15,338	479,005
Verizon Communications, Inc.	7,332	280,302
CenturyLink, Inc.	1,600	61,840
Crown Castle International Corp.*	650	34,671
Sprint Nextel Corp.*	7,754	22,099
Windstream Corp.	1,518	17,776
Frontier Communications Corp.	2,562	10,684
MetroPCS Communications, Inc.*	756	6,819

Total Telecommunication Services		913,196

Total Common Stocks (Cost $28,866,542)		32,826,103

	Face Amount
REPURCHASE AGREEMENTS††,1 - 168.0%
Mizuho Financial Group, Inc. issued 03/30/12 at 0.01% due 04/02/12	$167,879,035	167,879,035
Credit Suisse Group issued 03/30/12 at 0.01% due 04/02/12[2]	22,796,087	22,796,087

Total Repurchase Agreements (Cost $190,675,122)		190,675,122

Total Investments - 196.9% (Cost $219,541,664)		$223,501,225

Other Assets & Liabilities, net - (96.9)%		(110,003,254)

Total Net Assets - 100.0%		$113,497,971

S&P 500 2x Strategy Fund

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Contracts	Unrealized Gain (Loss)
FUTURES CONTRACTS PURCHASED†
June 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $36,381,900)	519	$112,704

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC April 2012 S&P 500 Index Swap, Terminating 04/30/12 [3] (Notional Value $108,077,844)	76,734	$399,937

	Units	Unrealized Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS†† (continued)
Barclays Bank plc April 2012 S&P 500 Index Swap, Terminating 04/30/12 [3] (Notional Value $38,689,572)	27,469	$138,190
Goldman Sachs International April 2012 S&P 500 Index Swap, Terminating 04/27/12 [3] (Notional Value $4,858,421)	3,449	19,675
Morgan Stanley Capital Services, Inc. April 2012 S&P 500 Index Swap, Terminating 04/30/12 [3] (Notional Value $6,164,124)	4,377	(16,357)

(Total Notional Value $157,789,961)		$541,445

*	Non-income producing security.
†	Value determined based on Level 1 inputs – See Note 2.
††	Value determined based on Level 2 inputs – See Note 2.
[1]	Repurchase Agreements – See Note 3.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2012.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company
REIT	Real Estate Investment Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Trust calculates a net asset value (“NAV”) twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation.These financial statements are based on the March 31, 2012, afternoon NAV.

B. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the morning pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Non-U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

E. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.

F. The Funds invest in futures for index exposure and liquidity.The Funds may enter into stock and bond index futures contracts and optionson such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specificprice. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which thetransaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the dailyfluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gainsor losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at thetime it was opened and the value at the time it was closed.There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements inthe price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into aclosing transaction because of an illiquid secondary market.

H. The Funds entered into domestic equity index swap agreements for liquidity and to gain index exposure. These swap agreements are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Guggenheim Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

J. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

K. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

L. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal

NOTES TO FINANCIAL STATEMENTS (Unaudited)

market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities.

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	–	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2012:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets

Dow 2x Strategy Fund	$46,261,138	$464,649	$27,318,924	$179,552	$—	$74,224,263
Inverse Dow 2x Strategy Fund	—	3,242	24,953,641	1,708	—	24,958,591
Inverse NASDAQ-100® 2x Strategy Fund	—		31,390,339	203,806	—	31,594,145
Inverse Russell 2000® 2x Strategy Fund	—	76,308	18,381,654	126,850	—	18,584,812
Inverse S&P 500 2x Strategy Fund	—	102,620	100,963,588	70,937	—	101,137,145
NASDAQ-100® 2x Strategy Fund	235,373,514	1,617,216	54,084,340		—	291,075,070
Russell 2000® 2x Strategy Fund	6,583,141		78,404,550		—	84,987,691
S&P 500 2x Strategy Fund	32,826,103	112,704	190,675,122	557,802	—	224,171,731
Liabilities

Dow 2x Strategy Fund	$—	$—	$—	$5,774	$—	$5,774
Inverse Dow 2x Strategy Fund	—	—	—	131,688	—	131,688
Inverse NASDAQ-100® 2x Strategy Fund	—	7,667	—		—	7,667
Inverse S&P 500 2x Strategy Fund	—	—	—	462,122	—	462,122
NASDAQ-100® 2x Strategy Fund	—	—	—	1,044,555	—	1,044,555
Russell 2000® 2x Strategy Fund	—	6,913	—	168,105	—	175,018
S&P 500 2x Strategy Fund	—	—	—	16,357	—	16,357

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2012, there were no transfers between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

At March 31, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Repurchase Agreements

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mizuho Financial Group, Inc.			U.S. Treasury Notes
0.01%			0.50% - 2.63%
Due 04/02/12	$362,609,934	$362,610,236	08/15/14 - 11/15/20	$214,694,300	$220,087,184
			U.S. Treasury Bill
			0.00%
			03/07/13	150,000,000	149,775,000
Credit Suisse Group			U.S. Treasury Notes
0.01%			1.38% - 2.13%
Due 04/02/12	78,570,302	78,570,368	11/30/15 - 08/15/21	79,417,800	80,141,802

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Item 2. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Dynamic Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date May 29, 2012

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date May 29, 2012

*	Print the name and title of each signing officer under his or her signature.